UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2020

Item 1.

Reports to Stockholders

Fidelity® Series Inflation-Protected Bond Index Fund

Semi-Annual Report

June 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Coupon Distribution as of June 30, 2020

% of fund's investments
0.01 - 0.99%	85.8
1 - 1.99%	1.7
2 - 2.99%	8.3
3 - 3.99%	4.2

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Asset Allocation (% of fund's net assets)

As of June 30, 2020*
U.S. Government and U.S. Government Agency Obligations	99.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

 * Inflation Protected Securities - 99.6%

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.6%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28	$177,689,102	$212,224,109
2% 1/15/26	207,576,128	241,595,815
2.375% 1/15/25	315,206,753	362,832,532
2.375% 1/15/27	174,499,245	212,184,155
2.5% 1/15/29	173,275,261	222,376,784
3.625% 4/15/28	161,939,840	218,171,931
3.875% 4/15/29	215,185,630	304,482,173
U.S. Treasury Inflation-Indexed Notes:
0.125% 1/15/22	516,749,345	524,390,972
0.125% 4/15/22	503,463,413	511,460,437
0.125% 7/15/22	512,213,067	524,925,840
0.125% 1/15/23	539,533,898	553,405,360
0.125% 7/15/24	506,786,105	530,126,378
0.125% 10/15/24	385,818,000	404,415,105
0.125% 4/15/25	406,270,000	423,045,755
0.125% 7/15/26	390,136,408	414,953,265
0.125% 1/15/30	466,913,000	503,419,181
0.25% 1/15/25	492,814,175	519,277,836
0.25% 7/15/29	352,752,002	386,392,724
0.375% 7/15/23	555,808,926	579,549,284
0.375% 7/15/25	481,361,496	514,923,930
0.375% 1/15/27	400,179,056	431,911,664
0.375% 7/15/27	391,973,821	426,718,529
0.5% 4/15/24	344,443,735	362,522,719
0.5% 1/15/28	415,305,458	455,396,121
0.625% 7/15/21	393,172,631	400,507,509
0.625% 4/15/23	465,260,021	484,414,067
0.625% 1/15/24	520,737,391	549,165,056
0.625% 1/15/26	406,781,362	441,125,732
0.75% 7/15/28	366,443,592	413,660,398
0.875% 1/15/29	308,872,499	352,349,321
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $11,852,486,437)		12,481,924,682
	Shares	Value

Money Market Funds - 0.0%
Fidelity Cash Central Fund 0.12% (a)
(Cost $11,038)	11,036	11,038
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $11,852,497,475)		12,481,935,720
NET OTHER ASSETS (LIABILITIES) - 0.4%		46,629,968
NET ASSETS - 100%		$12,528,565,688

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$35,132
Total	$35,132

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$12,481,924,682	$--	$12,481,924,682	$--
Money Market Funds	11,038	11,038	--	--
Total Investments in Securities:	$12,481,935,720	$11,038	$12,481,924,682	$--

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	99.6%
Short-Term Investments and Net Other Assets	0.4%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $11,852,486,437)	$12,481,924,682
Fidelity Central Funds (cost $11,038)	11,038
Total Investment in Securities (cost $11,852,497,475)		$12,481,935,720
Receivable for investments sold		174,161,195
Receivable for fund shares sold		297,592,196
Interest receivable		27,741,044
Distributions receivable from Fidelity Central Funds		600
Total assets		12,981,430,755
Liabilities
Payable for investments purchased	$447,433,263
Payable for fund shares redeemed	5,385,145
Distributions payable	17
Other payables and accrued expenses	46,642
Total liabilities		452,865,067
Net Assets		$12,528,565,688
Net Assets consist of:
Paid in capital		$11,893,257,726
Total accumulated earnings (loss)		635,307,962
Net Assets		$12,528,565,688
Net Asset Value, offering price and redemption price per share ($12,528,565,688 ÷ 1,199,154,255 shares)		$10.45

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Interest (including $1,776 from security lending)		$(3,422,244)
Income from Fidelity Central Funds		35,132
Total income		(3,387,112)
Expenses
Custodian fees and expenses	$62,368
Independent trustees' fees and expenses	20,421
Commitment fees	14,689
Total expenses before reductions	97,478
Expense reductions	(102)
Total expenses after reductions		97,376
Net investment income (loss)		(3,484,488)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	40,824,246
Fidelity Central Funds	1,001
Total net realized gain (loss)		40,825,247
Change in net unrealized appreciation (depreciation) on investment securities		447,248,253
Net gain (loss)		488,073,500
Net increase (decrease) in net assets resulting from operations		$484,589,012

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(3,484,488)	$172,076,705
Net realized gain (loss)	40,825,247	(7,519,872)
Change in net unrealized appreciation (depreciation)	447,248,253	291,538,475
Net increase (decrease) in net assets resulting from operations	484,589,012	456,095,308
Distributions to shareholders	(15,197,655)	(161,979,518)
Share transactions
Proceeds from sales of shares	1,557,876,341	7,709,073,855
Reinvestment of distributions	15,197,655	161,878,255
Cost of shares redeemed	(2,186,479,976)	(1,253,288,271)
Net increase (decrease) in net assets resulting from share transactions	(613,405,980)	6,617,663,839
Total increase (decrease) in net assets	(144,014,623)	6,911,779,629
Net Assets
Beginning of period	12,672,580,311	5,760,800,682
End of period	$12,528,565,688	$12,672,580,311
Other Information
Shares
Sold	151,173,011	766,605,969
Issued in reinvestment of distributions	1,484,193	16,144,416
Redeemed	(214,704,393)	(125,166,427)
Net increase (decrease)	(62,047,189)	657,583,958

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Inflation-Protected Bond Index Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.05	$9.54	$9.76	$9.77	$9.53	$9.64
Income from Investment Operations
Net investment income (loss)A	(.003)	.222	.258	.217	.162	.025
Net realized and unrealized gain (loss)	.416	.434	(.300)	(.024)	.207	(.114)
Total from investment operations	.413	.656	(.042)	.193	.369	(.089)
Distributions from net investment income	(.013)	(.039)	(.030)	(.010)	(.006)	(.005)
Distributions from net realized gain	–	(.107)	(.148)	(.193)	(.123)	(.016)
Total distributions	(.013)	(.146)	(.178)	(.203)	(.129)	(.021)
Net asset value, end of period	$10.45	$10.05	$9.54	$9.76	$9.77	$9.53
Total ReturnB,C	4.11%	6.89%	(.42)%	1.99%	3.88%	(.92)%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G	- %G	- %G	.06%	.20%	.20%
Expenses net of fee waivers, if any	- %F,G	- %G	- %G	.06%	.20%	.20%
Expenses net of all reductions	- %F,G	- %G	- %G	.06%	.20%	.20%
Net investment income (loss)	(.06)%F	2.23%	2.67%	2.21%	1.65%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$12,528,566	$12,672,580	$5,760,801	$2,402,297	$1,013,090	$770,606
Portfolio turnover rateH	54%F	18%I	25%	25%	26%	33%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020

1. Organization.

Fidelity Series Inflation-Protected Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$633,706,768
Gross unrealized depreciation	(59,024)
Net unrealized appreciation (depreciation)	$633,647,744
Tax cost	$11,848,287,976

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(5,727,387)
Long-term	(10,775,539)
Total capital loss carryforward	$(16,502,926)

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fidelity Series Inflation-Protected Bond Index Fund received investments in exchange for shares of the Fidelity Series Inflation-Protected Bond Index Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. For additional information of the Fidelity Series Inflation-Protected Bond Index Fund in-kind transactions, please refer to the Fidelity Series Inflation-Protected Bond Index Fund prior annual shareholder report.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Series Inflation-Protected Bond Index Fund	$14,689

During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. The Fund may lend securities to certain qualified borrowers. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $102.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Actual	- %C	$1,000.00	$1,041.10	$-D
Hypothetical-E		$1,000.00	$1,024.86	$-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SIB-S-SANN-0820
1.899332.110

Fidelity® Inflation-Protected Bond Index Fund

Semi-Annual Report

June 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Coupon Distribution as of June 30, 2020

% of fund's investments
0.01 - 0.99%	78.6
1 - 1.99%	7.8
2 - 2.99%	9.0
3 - 3.99%	4.0

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of June 30, 2020*
U.S. Government and U.S. Government Agency Obligations	99.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Inflation Protected Securities - 99.8%

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.8%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.25% 2/15/50 (a)	$47,772,264	$53,722,595
0.625% 2/15/43	81,817,793	96,583,631
0.75% 2/15/42	115,760,283	138,855,625
0.75% 2/15/45	130,854,049	160,365,257
0.875% 2/15/47	90,936,590	116,206,331
1% 2/15/46	78,558,638	101,765,687
1% 2/15/48	77,059,146	102,100,405
1% 2/15/49	85,025,352	113,726,590
1.375% 2/15/44	128,845,912	176,136,151
1.75% 1/15/28	89,969,862	107,456,078
2% 1/15/26	104,072,256	121,128,675
2.125% 2/15/40	53,510,384	79,004,987
2.125% 2/15/41	64,914,513	97,129,821
2.375% 1/15/25	154,206,327	177,505,943
2.375% 1/15/27	95,237,578	115,805,113
2.5% 1/15/29	81,965,440	105,192,229
3.375% 4/15/32	33,922,908	50,549,197
3.625% 4/15/28	81,294,884	109,523,770
3.875% 4/15/29	103,609,571	146,604,898
U.S. Treasury Inflation-Indexed Notes:
0.125% 1/15/22	253,740,429	257,492,711
0.125% 4/15/22	255,813,763	259,877,114
0.125% 7/15/22	262,054,021	268,558,020
0.125% 1/15/23	272,774,887	279,787,953
0.125% 7/15/24	264,535,302	276,718,601
0.125% 10/15/24	206,642,318	216,752,400
0.125% 4/15/25	192,477,051	201,919,040
0.125% 7/15/26	206,651,654	219,796,914
0.125% 1/15/30	238,628,672	258,184,638
0.25% 1/15/25	248,131,478	261,455,907
0.25% 7/15/29	184,188,161	201,753,541
0.375% 7/15/23	283,085,852	295,177,345
0.375% 7/15/25	238,495,203	255,124,035
0.375% 1/15/27	205,407,623	221,695,630
0.375% 7/15/27	201,748,426	219,631,483
0.5% 4/15/24	174,654,543	183,821,720
0.5% 1/15/28	211,135,306	231,516,821
0.625% 7/15/21	206,802,263	210,660,287
0.625% 4/15/23	244,461,087	254,525,177
0.625% 1/15/24	260,660,982	274,890,770
0.625% 1/15/26	217,108,389	235,438,754
0.75% 7/15/28	191,557,442	216,239,905
0.875% 1/15/29	162,596,431	185,483,468
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $7,046,237,406)		7,655,865,217
	Shares	Value

Money Market Funds - 0.5%
Fidelity Cash Central Fund 0.12% (b)	31,896,889	$31,903,269
Fidelity Securities Lending Cash Central Fund 0.12% (b)(c)	8,119,188	8,120,000
TOTAL MONEY MARKET FUNDS
(Cost $40,023,269)		40,023,269
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $7,086,260,675)		7,695,888,486
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(22,024,559)
NET ASSETS - 100%		$7,673,863,927

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$23,064
Fidelity Securities Lending Cash Central Fund	2,514
Total	$25,578

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$7,655,865,217	$--	$7,655,865,217	$--
Money Market Funds	40,023,269	40,023,269	--	--
Total Investments in Securities:	$7,695,888,486	$40,023,269	$7,655,865,217	$--

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	99.8%
Short-Term Investments and Net Other Assets	0.2%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,831,974) — See accompanying schedule: Unaffiliated issuers (cost $7,046,237,406)	$7,655,865,217
Fidelity Central Funds (cost $40,023,269)	40,023,269
Total Investment in Securities (cost $7,086,260,675)		$7,695,888,486
Receivable for investments sold		86,667,114
Receivable for fund shares sold		13,649,490
Interest receivable		18,348,529
Distributions receivable from Fidelity Central Funds		4,828
Total assets		7,814,558,447
Liabilities
Payable for investments purchased	$103,871,196
Payable for fund shares redeemed	28,270,690
Distributions payable	117,972
Accrued management fee	314,662
Collateral on securities loaned	8,120,000
Total liabilities		140,694,520
Net Assets		$7,673,863,927
Net Assets consist of:
Paid in capital		$7,122,500,709
Total accumulated earnings (loss)		551,363,218
Net Assets		$7,673,863,927
Net Asset Value, offering price and redemption price per share ($7,673,863,927 ÷ 718,854,999 shares)		$10.68

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Interest		$484,108
Income from Fidelity Central Funds (including $2,514 from security lending)		25,578
Total income		509,686
Expenses
Management fee	$1,793,737
Independent trustees' fees and expenses	11,851
Commitment fees	8,706
Total expenses before reductions	1,814,294
Expense reductions	(279)
Total expenses after reductions		1,814,015
Net investment income (loss)		(1,304,329)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17,634,676
Fidelity Central Funds	(1,394)
Total net realized gain (loss)		17,633,282
Change in net unrealized appreciation (depreciation) on investment securities		398,870,986
Net gain (loss)		416,504,268
Net increase (decrease) in net assets resulting from operations		$415,199,939

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,304,329)	$141,544,061
Net realized gain (loss)	17,633,282	(18,424,670)
Change in net unrealized appreciation (depreciation)	398,870,986	324,362,115
Net increase (decrease) in net assets resulting from operations	415,199,939	447,481,506
Distributions to shareholders	(12,256,403)	(132,928,407)
Share transactions
Proceeds from sales of shares	2,406,178,056	3,676,913,944
Reinvestment of distributions	11,386,846	123,451,497
Cost of shares redeemed	(2,213,571,342)	(1,977,930,957)
Net increase (decrease) in net assets resulting from share transactions	203,993,560	1,822,434,484
Total increase (decrease) in net assets	606,937,096	2,136,987,583
Net Assets
Beginning of period	7,066,926,831	4,929,939,248
End of period	$7,673,863,927	$7,066,926,831
Other Information
Shares
Sold	231,331,520	368,378,047
Issued in reinvestment of distributions	1,091,135	12,250,312
Redeemed	(214,522,552)	(199,114,743)
Net increase (decrease)	17,900,103	181,513,616

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Inflation-Protected Bond Index Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.08	$9.49	$9.84	$9.68	$9.38	$9.58
Income from Investment Operations
Net investment income (loss)A	(.002)	.233	.262	.219	.173	.041
Net realized and unrealized gain (loss)	.620	.555	(.398)	.068	.283	(.205)
Total from investment operations	.618	.788	(.136)	.287	.456	(.164)
Distributions from net investment income	(.018)	(.041)	(.031)	(.013)	(.010)	–
Distributions from net realized gain	–	(.157)	(.183)	(.108)	(.146)	(.036)
Tax return of capital	–	–	–	(.006)	–	–
Total distributions	(.018)	(.198)	(.214)	(.127)	(.156)	(.036)
Net asset value, end of period	$10.68	$10.08	$9.49	$9.84	$9.68	$9.38
Total ReturnB,C	6.13%	8.31%	(1.37)%	2.98%	4.88%	(1.71)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.05%F	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%F	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%F	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	(.04)%F	2.34%	2.71%	2.22%	1.78%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$7,673,864	$7,066,927	$4,929,939	$1,441,076	$504,388	$91
Portfolio turnover rateG	47%F	33%	41%H,I	33%	19%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H The portfolio turnover rate does not include the assets acquired in the merger.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020

1. Organization.

Fidelity Inflation-Protected Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$592,110,530
Gross unrealized depreciation	(58,223)
Net unrealized appreciation (depreciation)	$592,052,307
Tax cost	$7,103,836,179

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(36,166,901)
Long-term	(17,966,798)
Total capital loss carryforward	$(54,133,699)

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Inflation-Protected Bond Index Fund	$8,706

During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $93. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Net income from the Fidelity Securities Lending Cash Central Fund during the period is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $279.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Actual	.05%	$1,000.00	$1,061.30	$.26
Hypothetical-C		$1,000.00	$1,024.61	$.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

PIB-I-PIB-AI-SANN-0820
1.939241.107

Fidelity Flex® Funds

Fidelity Flex® Inflation-Protected Bond Index Fund

Semi-Annual Report

June 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Coupon Distribution as of June 30, 2020

% of fund's investments
0.01 - 0.99%	77.7
1 - 1.99%	8.3
2 - 2.99%	9.0
3 - 3.99%	4.0

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Asset Allocation (% of fund's net assets)

As of June 30, 2020*
U.S. Government and U.S. Government Agency Obligations	98.5%
Short-Term Investments and Net Other Assets (Liabilities)	1.5%

 * Inflation Protected Securities - 98.5%

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 98.5%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.25% 2/15/50	$31,912	$35,887
0.625% 2/15/43	68,025	80,302
0.75% 2/15/42	114,601	137,465
0.75% 2/15/45	105,613	129,431
0.875% 2/15/47	74,348	95,009
1% 2/15/46	66,006	85,504
1% 2/15/48	81,097	107,451
1% 2/15/49	84,568	113,115
1.375% 2/15/44	121,011	165,426
1.75% 1/15/28	80,773	96,471
2% 1/15/26	109,801	127,797
2.125% 2/15/40	43,890	64,801
2.125% 2/15/41	53,855	80,582
2.375% 1/15/25	127,857	147,175
2.375% 1/15/27	72,468	88,118
2.5% 1/15/29	81,204	104,214
3.375% 4/15/32	28,889	43,048
3.625% 4/15/28	68,163	91,832
3.875% 4/15/29	96,696	136,822
U.S. Treasury Inflation-Indexed Notes:
0.125% 1/15/22	218,628	221,862
0.125% 4/15/22	218,230	221,696
0.125% 7/15/22	226,327	231,944
0.125% 1/15/23	237,703	243,814
0.125% 7/15/24	228,913	239,456
0.125% 10/15/24	163,887	171,905
0.125% 4/15/25	161,794	169,731
0.125% 7/15/26	170,070	180,888
0.125% 1/15/30	210,266	227,497
0.25% 1/15/25	211,084	222,419
0.25% 7/15/29	160,373	175,667
0.375% 7/15/23	252,294	263,070
0.375% 7/15/25	214,068	228,993
0.375% 1/15/27	191,050	206,200
0.375% 7/15/27	185,517	201,962
0.5% 4/15/24	171,802	180,819
0.5% 1/15/28	202,687	222,253
0.625% 7/15/21	160,397	163,390
0.625% 4/15/23	197,150	205,267
0.625% 1/15/24	253,827	267,684
0.625% 1/15/26	180,198	195,412
0.75% 7/15/28	166,488	187,940
0.875% 1/15/29	147,232	167,956
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $6,206,776)		6,728,275
	Shares	Value

Money Market Funds - 1.3%
Fidelity Cash Central Fund 0.12% (a)
(Cost $88,198)	88,181	88,198
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $6,294,974)		6,816,473
NET OTHER ASSETS (LIABILITIES) - 0.2%		11,017
NET ASSETS - 100%		$6,827,490

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$18
Total	$18

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$6,728,275	$--	$6,728,275	$--
Money Market Funds	88,198	88,198	--	--
Total Investments in Securities:	$6,816,473	$88,198	$6,728,275	$--

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	98.5%
Short-Term Investments and Net Other Assets	1.5%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $6,206,776)	$6,728,275
Fidelity Central Funds (cost $88,198)	88,198
Total Investment in Securities (cost $6,294,974)		$6,816,473
Receivable for investments sold		192,047
Receivable for fund shares sold		2,199
Interest receivable		16,331
Distributions receivable from Fidelity Central Funds		8
Total assets		7,027,058
Liabilities
Payable for investments purchased	$199,203
Payable for fund shares redeemed	365
Total liabilities		199,568
Net Assets		$6,827,490
Net Assets consist of:
Paid in capital		$6,285,222
Total accumulated earnings (loss)		542,268
Net Assets		$6,827,490
Net Asset Value, offering price and redemption price per share ($6,827,490 ÷ 621,024 shares)		$10.99

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Interest		$4,196
Income from Fidelity Central Funds		18
Total income		4,214
Expenses
Independent trustees' fees and expenses	$11
Commitment fees	8
Total expenses		19
Net investment income (loss)		4,195
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	56,665
Fidelity Central Funds	(4)
Total net realized gain (loss)		56,661
Change in net unrealized appreciation (depreciation) on investment securities		318,353
Net gain (loss)		375,014
Net increase (decrease) in net assets resulting from operations		$379,209

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,195	$137,396
Net realized gain (loss)	56,661	(5,642)
Change in net unrealized appreciation (depreciation)	318,353	302,866
Net increase (decrease) in net assets resulting from operations	379,209	434,620
Distributions to shareholders	(12,265)	(128,134)
Share transactions
Proceeds from sales of shares	2,981,393	4,205,950
Reinvestment of distributions	12,265	128,134
Cost of shares redeemed	(3,226,093)	(2,291,327)
Net increase (decrease) in net assets resulting from share transactions	(232,435)	2,042,757
Total increase (decrease) in net assets	134,509	2,349,243
Net Assets
Beginning of period	6,692,981	4,343,738
End of period	$6,827,490	$6,692,981
Other Information
Shares
Sold	278,569	409,126
Issued in reinvestment of distributions	1,142	12,350
Redeemed	(303,250)	(221,299)
Net increase (decrease)	(23,539)	200,177

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Inflation-Protected Bond Index Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.38	$9.77	$10.19	$10.00
Income from Investment Operations
Net investment income (loss)B	.007	.247	.310	.208
Net realized and unrealized gain (loss)	.623	.571	(.449)	.126
Total from investment operations	.630	.818	(.139)	.334
Distributions from net investment income	(.020)	(.046)	(.038)	(.018)
Distributions from net realized gain	–	(.162)	(.243)	(.126)
Total distributions	(.020)	(.208)	(.281)	(.144)
Net asset value, end of period	$10.99	$10.38	$9.77	$10.19
Total ReturnC,D	6.08%	8.38%	(1.35)%	3.36%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %H	- %H	- %G,H
Expenses net of fee waivers, if any	- %G,H	- %H	- %H	- %G,H
Expenses net of all reductions	- %G,H	- %H	- %H	- %G,H
Net investment income (loss)	.13%G	2.41%	3.09%	2.50%G
Supplemental Data
Net assets, end of period (000 omitted)	$6,827	$6,693	$4,344	$2,173
Portfolio turnover rateI	84%G	40%	47%	42%G

 A For the period March 9, 2017 (commencement of operations) to December 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020

1. Organization.

Fidelity Flex Inflation-Protected Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$500,707
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$500,707
Tax cost	$6,315,766

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(12,687)
Long-term	(248)
Total capital loss carryforward	$(12,935)

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Flex Inflation-Protected Bond Index Fund	$8

During the period, there were no borrowings on this line of credit.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 10% of the total outstanding shares of the Fund.

7. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Actual	- %-C	$1,000.00	$1,060.80	$--D
Hypothetical-E		$1,000.00	$1,024.86	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ZXF-SANN-0820
1.9881642.103

Fidelity® SAI Municipal Income Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

June 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five States as of June 30, 2020

% of fund's net assets
Illinois	18.2
Florida	8.8
Texas	8.8
Pennsylvania	7.3
New Jersey	5.2

Top Five Sectors as of June 30, 2020

% of fund's net assets
Health Care	23.6
Transportation	21.1
General Obligations	20.3
Education	11.8
Electric Utilities	5.7

Quality Diversification (% of fund's net assets)

As of June 30, 2020
AAA	6.5%
AA,A	70.4%
BBB	16.7%
BB and Below	2.9%
Not Rated	1.5%
Short-Term Investments and Net Other Assets	2.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.1%
	Principal Amount	Value
Alabama - 0.8%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	535,000	659,575
Jefferson County Gen. Oblig. Series 2018 A:
5% 4/1/25	$530,000	$634,601
5% 4/1/26	500,000	615,275
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (a)	7,080,000	8,056,049
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/33	860,000	966,606

TOTAL ALABAMA		10,932,106

Alaska - 0.2%
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/35	2,305,000	2,662,114
Arizona - 1.9%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 1.77%, tender 1/1/37 (a)(b)	515,000	481,195
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/48	190,000	191,645
5% 5/1/51	190,000	190,836
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2007, 2.7%, tender 8/14/23 (a)(c)	1,255,000	1,318,566
Series 2019, 5%, tender 6/3/24 (a)(c)	6,455,000	7,433,901
Glendale Gen. Oblig. Series 2017:
5% 7/1/30	435,000	523,770
5% 7/1/31	645,000	772,800
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	50,000	49,883
5% 7/1/48	60,000	57,389
Maricopa County Indl. Dev. Auth. (Creighton Univ. Proj.) Series 2020, 5% 7/1/47	600,000	699,072
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (d)	155,000	152,505
6% 1/1/48 (d)	945,000	871,262
Maricopa County Rev. Series 2016 A, 5% 1/1/33	1,035,000	1,230,543
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013, 5% 7/1/22 (c)	170,000	183,695
Series 2017 A:
5% 7/1/33 (c)	190,000	226,410
5% 7/1/36 (c)	300,000	354,225
5% 7/1/37 (c)	225,000	264,980
Series 2017 B:
5% 7/1/29	430,000	532,727
5% 7/1/33	600,000	724,974
5% 7/1/36	690,000	826,089
5% 7/1/37	430,000	513,472
Series 2019 B, 5% 7/1/35 (c)	2,450,000	3,020,189
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2020 A, 5% 7/1/44	2,570,000	3,351,023
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/21	600,000	633,738
5.25% 12/1/22	260,000	284,586
5.5% 12/1/29	1,530,000	1,987,822
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	180,000	181,285

TOTAL ARIZONA		27,058,582

California - 2.3%
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	675,000	599,994
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	735,000	734,745
California Gen. Oblig.:
Series 2004, 5.25% 12/1/33	30,000	30,110
Series 2016, 5% 9/1/29	380,000	474,324
Series 2017, 5% 8/1/30	2,465,000	3,142,900
California Muni. Fin. Auth. Rev. (LINXS APM Proj.) Series 2018 A, 5% 12/31/43 (c)	955,000	1,082,865
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (d)	105,000	78,750
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (d)	100,000	75,000
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/26	415,000	466,377
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45	660,000	626,980
Folsom Cordova Union School District No. 4 Series A, 0% 10/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	315,000	259,204
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2017 A1:
5% 6/1/22	570,000	615,264
5% 6/1/23	655,000	731,858
5% 6/1/24	365,000	421,356
Kern Cmnty. College District Gen. Oblig. Series 2006:
0% 11/1/28 (FSA Insured)	850,000	757,393
0% 11/1/30 (FSA Insured)	860,000	728,583
Long Beach Unified School District Series 2009, 5.5% 8/1/29	30,000	30,124
Los Angeles Hbr. Dept. Rev. Series 2019 A, 5% 8/1/25 (c)	875,000	1,031,135
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/25	250,000	266,893
5% 3/1/27	345,000	367,956
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	780,000	679,169
Oakland Unified School District Alameda County Series 2015 A, 5% 8/1/29	300,000	351,171
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,015,000	814,355
Series 2011, 0% 8/1/46	200,000	92,758
Series B:
0% 8/1/37	1,345,000	920,074
0% 8/1/39	4,095,000	2,626,656
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/24	170,000	194,643
5% 9/1/26	220,000	256,542
5% 9/1/29	455,000	523,159
5% 9/1/31	205,000	232,304
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	760,670
San Diego Unified School District:
Series 2008 C, 0% 7/1/34	620,000	465,787
Series 2008 E, 0% 7/1/47 (e)	1,495,000	1,395,941
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 B, 5% 5/1/49	930,000	1,132,731
Series 2019 E, 5% 5/1/50 (c)	1,350,000	1,615,977
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/27	795,000	885,527
5% 6/1/31	995,000	1,095,435
San Marcos Unified School District Series 2010 B, 0% 8/1/47	3,665,000	1,753,263
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	935,000	865,212
Union Elementary School District Series B, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	260,000	257,096
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	515,000	557,637
Washington Township Health Care District Gen. Oblig.:
Series 2013 A, 5.5% 8/1/38	775,000	879,958
Series 2013 B, 5.5% 8/1/38	170,000	193,023
Washington Township Health Care District Rev. Series 2010 A:
5.25% 7/1/30	190,000	190,507
5.5% 7/1/38	655,000	657,338
West Contra Costa Unified School District Series 2012, 5% 8/1/26	345,000	374,121

TOTAL CALIFORNIA		32,292,865

Colorado - 3.4%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	430,000	470,330
5% 10/1/43	540,000	580,036
Colorado Health Facilities Auth.:
(Parkview Med. Ctr., Inc. Proj.) Series 2016:
4% 9/1/35	285,000	310,265
4% 9/1/36	225,000	244,215
5% 9/1/46	1,255,000	1,409,240
Series 2019 A:
5% 11/1/25	1,845,000	2,188,631
5% 11/15/39	2,390,000	2,921,895
Series 2019 A2, 5% 8/1/44	11,775,000	13,822,319
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	765,000	852,577
Series 2019 H, 4.25% 11/1/49	395,000	440,828
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/23 (c)	390,000	441,207
5% 11/15/26 (c)	595,000	727,548
5% 11/15/27 (c)	505,000	630,351
Series 2018 A:
5% 12/1/30 (c)	1,335,000	1,737,743
5% 12/1/34 (c)	880,000	1,192,277
5% 12/1/36 (c)	860,000	1,041,314
5% 12/1/37 (c)	1,720,000	2,076,522
Denver City & County Board Wtr. Rev. Series 2020 B:
5% 9/15/28	2,620,000	3,494,058
5% 9/15/29	4,870,000	6,650,034
E-470 Pub. Hwy. Auth. Rev.:
Series 2010 C:
5.25% 9/1/25	170,000	171,391
5.375% 9/1/26	170,000	171,426
Series 2020 A:
5% 9/1/36	2,400,000	3,124,368
5% 9/1/40	2,800,000	3,182,144
Vauxmont Metropolitan District:
Series 2019, 5% 12/15/32	160,000	185,066
Series 2020, 5% 12/1/33 (FSA Insured) (f)	255,000	314,392

TOTAL COLORADO		48,380,177

Connecticut - 1.7%
Connecticut Gen. Oblig.:
Series 2014 C, 5% 6/15/25	290,000	347,951
Series 2015 B, 5% 6/15/32	495,000	578,670
Series 2016 B, 5% 5/15/26	1,235,000	1,509,355
Series 2018 F:
5% 9/15/23	450,000	511,772
5% 9/15/24	560,000	657,082
5% 9/15/25	560,000	676,463
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/26	85,000	102,496
5% 7/1/27	60,000	73,498
5% 7/1/28	110,000	133,548
5% 7/1/29	70,000	84,392
Bonds Series 2014 B, 1.8%, tender 7/1/24 (a)	1,350,000	1,400,004
Series 2016 K, 4% 7/1/46	1,520,000	1,561,420
Series 2019 A:
5% 7/1/26 (d)	1,195,000	1,381,384
5% 7/1/27 (d)	695,000	817,612
5% 7/1/49 (d)	1,045,000	1,189,712
Series 2019 Q-1:
5% 11/1/22	810,000	881,564
5% 11/1/26	870,000	1,047,054
Series 2020 A, 4% 7/1/40	1,330,000	1,465,607
Series K1:
5% 7/1/27	85,000	93,462
5% 7/1/29	220,000	242,790
5% 7/1/30	170,000	186,726
5% 7/1/33	275,000	295,873
5% 7/1/34	130,000	139,525
Series K3, 5% 7/1/43	2,060,000	2,161,187
Connecticut State Revolving Fund Gen. Rev. Series 2017 A, 5% 5/1/35	650,000	806,572
Hbr. Point Infrastructure Impt. District Series 2017:
5% 4/1/30 (d)	785,000	855,642
5% 4/1/39 (d)	1,010,000	1,067,924
New Britain Gen. Oblig. Series 2017 C, 5% 3/1/29 (FSA Insured)	185,000	229,335
Stratford Gen. Oblig. Series 2019, 5% 1/1/23	1,770,000	1,963,054
Univ. of Connecticut Gen. Oblig. Series 2019 A, 5% 11/1/25	890,000	1,081,822

TOTAL CONNECTICUT		23,543,496

Delaware - 0.2%
Delaware Gen. Oblig.:
Series 2019, 5% 2/1/30	1,000,000	1,334,830
Series 2020 A, 5% 1/1/31	1,000,000	1,359,890

TOTAL DELAWARE		2,694,720

District Of Columbia - 2.3%
District of Columbia Rev.:
Series 2018, 5% 10/1/48	7,155,000	8,175,375
Series B, 4.75% 6/1/32	465,000	466,460
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.) Series 2019 A:
5% 10/1/31	715,000	872,400
5% 10/1/32	900,000	1,090,971
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2011 C:
5% 10/1/22 (c)	525,000	552,148
5% 10/1/23 (c)	560,000	588,666
5% 10/1/24 (c)	505,000	530,528
5% 10/1/25 (c)	680,000	713,680
Series 2017 A:
5% 10/1/28 (c)	1,145,000	1,427,746
5% 10/1/30 (c)	1,420,000	1,750,746
5% 10/1/31 (c)	250,000	306,388
5% 10/1/32 (c)	385,000	469,072
5% 10/1/33 (c)	190,000	230,472
5% 10/1/35 (c)	430,000	518,339
5% 10/1/42 (c)	860,000	1,019,315
Series 2019 A, 5% 10/1/25 (c)	610,000	731,152
Series 2020 A:
5% 10/1/24 (c)(f)	4,770,000	5,562,392
5% 10/1/25 (c)(f)	3,050,000	3,653,900
5% 10/1/26 (c)(f)	2,215,000	2,714,460
5% 10/1/27 (c)(f)	765,000	958,407
5% 10/1/28 (c)(f)	385,000	492,246

TOTAL DISTRICT OF COLUMBIA		32,824,863

Florida - 8.8%
Brevard County School Board Ctfs. of Prtn. Series 2015 C, 5% 7/1/28	300,000	359,274
Broward County Arpt. Sys. Rev.:
Series 2012 P-1, 5% 10/1/22 (c)	165,000	179,538
Series 2012 Q1, 5% 10/1/25	900,000	979,722
Series 2015 C, 5% 10/1/24 (c)	435,000	503,217
Series 2017:
5% 10/1/25 (c)	45,000	53,381
5% 10/1/26 (c)	170,000	206,152
5% 10/1/27 (c)	170,000	210,292
5% 10/1/29 (c)	460,000	561,550
5% 10/1/30 (c)	125,000	151,541
5% 10/1/32 (c)	600,000	717,942
5% 10/1/33 (c)	225,000	267,883
5% 10/1/34 (c)	220,000	261,239
5% 10/1/35 (c)	260,000	307,627
5% 10/1/36 (c)	345,000	406,852
5% 10/1/37 (c)	385,000	452,833
5% 10/1/42 (c)	730,000	849,304
5% 10/1/47 (c)	1,035,000	1,196,274
Series 2019 A, 5% 10/1/49 (c)	2,400,000	2,857,704
Series A:
5% 10/1/23 (c)	245,000	275,439
5% 10/1/28 (c)	515,000	601,803
5% 10/1/30 (c)	600,000	695,886
5% 10/1/31 (c)	515,000	594,789
5% 10/1/32 (c)	480,000	552,034
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	115,000	139,481
Series 2012 A:
5% 7/1/24	375,000	404,719
5% 7/1/27	980,000	1,055,842
Series 2015 A:
5% 7/1/24	385,000	445,241
5% 7/1/27	170,000	200,852
Series 2015 B, 5% 7/1/24	475,000	549,323
Series 2016, 5% 7/1/32	380,000	452,432
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	2,015,000	2,074,825
Duval County School Board Ctfs. of Prtn.:
Series 2015 B:
5% 7/1/28	355,000	423,224
5% 7/1/32	2,105,000	2,500,508
Series 2016 A, 5% 7/1/33	230,000	278,371
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	730,000	781,100
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	1,100,000	1,218,624
Series 2015 C:
5% 10/1/30	565,000	632,710
5% 10/1/40	345,000	376,819
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	375,000	455,603
5% 10/1/31	410,000	495,510
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	635,000	691,458
Series 2015 B:
5% 10/1/28	170,000	203,097
5% 10/1/30	310,000	367,905
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2016 A, 5% 10/1/46 (c)	170,000	196,195
Series 2016:
5% 10/1/20 (c)	35,000	35,342
5% 10/1/21 (c)	265,000	277,898
5% 10/1/22 (c)	170,000	185,417
5% 10/1/24 (c)	515,000	598,317
5% 10/1/26 (c)	295,000	359,310
5% 10/1/27 (c)	170,000	211,347
Series 2017 A:
5% 10/1/25 (c)	170,000	202,615
5% 10/1/27 (c)	345,000	428,911
5% 10/1/29 (c)	515,000	632,229
5% 10/1/30 (c)	555,000	676,201
5% 10/1/31 (c)	1,485,000	1,796,286
5% 10/1/32 (c)	1,165,000	1,400,085
5% 10/1/34 (c)	1,035,000	1,235,138
5% 10/1/35 (c)	1,365,000	1,623,081
5% 10/1/36 (c)	1,290,000	1,528,844
5% 10/1/37 (c)	1,075,000	1,270,693
Halifax Hosp. Med. Ctr. Rev. Series 2015:
4% 6/1/27	240,000	266,114
5% 6/1/24	45,000	51,518
Hillsborough County Port District Series 2018 B, 5% 6/1/38 (c)	530,000	616,390
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	170,000	184,187
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/27 (FSA Insured)	170,000	197,027
5% 6/1/28 (FSA Insured)	170,000	196,671
5% 6/1/30 (FSA Insured)	385,000	443,478
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (c)	1,085,000	1,128,986
Miami-Dade County Aviation Rev.:
Series 2010, 5.5% 10/1/30 (Pre-Refunded to 10/1/20 @ 100)	520,000	526,807
Series 2012 A:
5% 10/1/21 (c)	325,000	340,610
5% 10/1/22 (c)	170,000	184,622
5% 10/1/23 (c)	1,325,000	1,436,499
5% 10/1/24 (c)	1,560,000	1,689,090
Series 2014 A:
5% 10/1/28 (c)	860,000	973,477
5% 10/1/33 (c)	1,445,000	1,608,083
5% 10/1/36 (c)	2,730,000	3,019,407
5% 10/1/37	2,225,000	2,482,811
Series 2015 A:
5% 10/1/29 (c)	275,000	317,606
5% 10/1/31 (c)	230,000	263,159
5% 10/1/35 (c)	945,000	1,047,192
Series 2016 A:
5% 10/1/29	250,000	300,275
5% 10/1/31	300,000	356,850
Series 2017 B, 5% 10/1/40 (c)	2,240,000	2,608,726
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/26	645,000	701,889
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	600,000	657,270
Series 2014 B:
5% 7/1/26	430,000	486,085
5% 7/1/27	300,000	338,631
5% 7/1/28	170,000	191,821
Series 2016 A:
5% 7/1/32	740,000	848,706
5% 7/1/33	630,000	719,517
Miami-Dade County Gen. Oblig. (Bldg. Better Cmntys. Prog.) Series 2016 A:
5% 7/1/24	8,545,000	10,080,793
5% 7/1/25	8,975,000	10,919,703
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A:
5% 5/1/27 (FSA Insured)	135,000	162,545
5% 5/1/29	700,000	829,997
Series 2016 A:
5% 5/1/30	1,295,000	1,565,772
5% 5/1/32	1,720,000	2,066,769
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/42	380,000	408,154
Orange County Health Facilities Auth.:
Series 2012 A, 5% 10/1/42	2,075,000	2,173,314
Series 2016 A, 5% 10/1/44	395,000	451,027
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/30	1,720,000	2,075,748
Palm Beach County Arpt. Sys. Rev. Series 2016:
5% 10/1/21 (c)	205,000	214,977
5% 10/1/23 (c)	230,000	257,635
5% 10/1/24 (c)	235,000	270,274
5% 10/1/27 (c)	170,000	201,100
5% 10/1/29 (c)	180,000	211,864
5% 10/1/30 (c)	320,000	374,979
5% 10/1/31 (c)	225,000	262,710
5% 10/1/32 (c)	345,000	400,535
5% 10/1/33 (c)	740,000	856,750
5% 10/1/34 (c)	775,000	895,195
5% 10/1/35 (c)	815,000	938,937
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014, 5% 12/1/22 (Escrowed to Maturity)	115,000	127,695
Palm Beach County School Board Ctfs. of Prtn. Series 2015 D:
5% 8/1/28	810,000	974,843
5% 8/1/29	1,030,000	1,237,349
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/29	860,000	1,038,424
5% 10/1/32	1,080,000	1,289,509
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
4% 8/15/33	430,000	481,609
5% 8/15/26	585,000	703,562
5% 8/15/27	385,000	471,413
5% 8/15/28	260,000	317,382
5% 8/15/30	560,000	677,376
5% 8/15/31	540,000	649,831
5% 8/15/32	400,000	478,528
5% 8/15/34	1,115,000	1,324,442
5% 8/15/35	740,000	875,871
5% 8/15/42	1,135,000	1,321,004
5% 8/15/47	1,685,000	1,948,366
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/41	190,000	209,008
Series 2015 A, 5% 12/1/40	380,000	415,405
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 B, 5% 7/1/50	4,500,000	5,448,870
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.):
Series 2012 A:
5% 9/1/22	395,000	429,270
5% 9/1/25	70,000	75,674
Series 2020 A:
0% 9/1/37	800,000	444,944
0% 9/1/49	2,600,000	837,122
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	225,000	264,992
5% 10/15/49	420,000	492,072
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A:
5% 8/1/29 (Build America Mutual Assurance Insured)	170,000	205,416
5% 8/1/32 (Build America Mutual Assurance Insured)	860,000	1,032,456
(Master Lease Prog.) Series 2014 B:
5% 8/1/25	305,000	354,919
5% 8/1/26	60,000	69,768

TOTAL FLORIDA		123,647,231

Georgia - 3.2%
Atlanta Arpt. Rev. Series 2019 B, 5% 7/1/25 (c)	470,000	556,297
Atlanta Wtr. & Wastewtr. Rev.:
Series 2015, 5% 11/1/27	170,000	203,801
Series 2018 B, 5% 11/1/47	1,630,000	2,008,584
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 1997 1, 2.05%, tender 11/19/21 (a)	345,000	349,050
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 2.25%, tender 5/25/23 (a)	2,815,000	2,873,862
Series 2013 1st, 2.925%, tender 3/12/24 (a)	5,290,000	5,543,867
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.):
Series 2019 A, 5%, tender 7/1/26 (a)	2,100,000	2,533,713
Series 2019 B, 5%, tender 7/1/29 (a)	1,700,000	2,052,359
Coweta County Dev. Auth. Rev. (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5% 7/1/44	5,000,000	5,986,300
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/36	515,000	541,044
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (a)	900,000	1,031,265
Fulton County Dev. Auth. Rev. Series 2019, 4% 6/15/49	375,000	418,448
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S, 5% 10/1/22	590,000	650,469
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	385,000	400,215
5% 8/1/39	355,000	393,855
5% 8/1/43	470,000	532,383
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/36	1,410,000	1,574,787
4% 7/1/43	1,475,000	1,588,310
Main Street Natural Gas, Inc. Bonds Series 2018 C, 4%, tender 12/1/23 (a)	4,415,000	4,831,511
Private Colleges & Univs. Auth. Rev.:
(Savannah College Art & Design, Inc. Proj.) Series 2014, 5% 4/1/24	865,000	983,834
(The Savannah College of Art and Design Projs.) Series 2014:
5% 4/1/25	600,000	680,478
5% 4/1/30	345,000	385,165
5% 4/1/44	1,155,000	1,256,963
Series 2020 B:
4% 9/1/37	1,345,000	1,621,653
4% 9/1/38	1,750,000	2,101,103
5% 9/1/25	1,240,000	1,527,370
5% 9/1/32	1,265,000	1,708,079

TOTAL GEORGIA		44,334,765

Hawaii - 0.9%
Hawaii Arpts. Sys. Rev.:
Series 2015 A, 5% 7/1/41 (c)	1,290,000	1,460,499
Series 2018 A:
5% 7/1/29 (c)	220,000	274,941
5% 7/1/30 (c)	260,000	322,707
5% 7/1/31 (c)	250,000	308,368
5% 7/1/32 (c)	260,000	318,357
5% 7/1/33 (c)	260,000	316,597
Honolulu City & County Gen. Oblig. (Honolulu Rail Transit Proj.) Series 2020 B, 5% 3/1/29	6,400,000	8,537,280
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/22 (c)	270,000	289,189
5.25% 8/1/24 (c)	345,000	381,156
5.25% 8/1/25 (c)	430,000	473,839

TOTAL HAWAII		12,682,933

Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	190,000	210,041
Illinois - 18.2%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	310,000	308,864
0% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	335,000	330,591
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	430,000	415,707
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	410,000	433,682
Series 2010 F, 5% 12/1/20	225,000	226,865
Series 2011 A:
5% 12/1/41	995,000	1,003,179
5.25% 12/1/41	615,000	622,146
5.5% 12/1/39	1,360,000	1,381,692
Series 2012 A, 5% 12/1/42	1,585,000	1,606,857
Series 2015 C, 5.25% 12/1/39	295,000	305,883
Series 2016 B, 6.5% 12/1/46	140,000	160,002
Series 2017 A, 7% 12/1/46 (d)	480,000	574,982
Series 2017 C:
5% 12/1/22	455,000	472,995
5% 12/1/23	390,000	410,748
5% 12/1/24	990,000	1,053,528
5% 12/1/25	565,000	605,624
5% 12/1/26	165,000	178,558
5% 12/1/30	440,000	476,727
Series 2017 D:
5% 12/1/23	510,000	537,132
5% 12/1/24	215,000	228,797
5% 12/1/31	515,000	555,597
Series 2018 A:
5% 12/1/25	170,000	182,223
5% 12/1/26	170,000	183,969
5% 12/1/28	815,000	894,813
5% 12/1/30	345,000	377,116
5% 12/1/32	200,000	216,208
5% 12/1/35	170,000	181,677
Series 2018 C, 5% 12/1/46	1,315,000	1,380,684
Series 2019 A:
5% 12/1/28	570,000	625,820
5% 12/1/30	1,155,000	1,273,237
5% 12/1/31	655,000	718,286
5% 12/1/33	1,545,000	1,674,641
Chicago Gen. Oblig. Series 2020 A:
5% 1/1/29	2,965,000	3,271,136
5% 1/1/30	5,100,000	5,670,027
Chicago Midway Arpt. Rev.:
Series 2013 A, 5.5% 1/1/29 (c)	800,000	871,688
Series 2014 A:
5% 1/1/27 (c)	1,780,000	1,970,602
5% 1/1/28 (c)	3,295,000	3,639,558
5% 1/1/33 (c)	925,000	1,007,954
5% 1/1/34 (c)	450,000	489,411
Series 2016 A, 5% 1/1/28 (c)	345,000	397,388
Series 2016 B:
4% 1/1/35	270,000	290,207
5% 1/1/36	345,000	389,978
5% 1/1/37	465,000	524,353
5% 1/1/46	1,220,000	1,356,164
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 B, 5% 1/1/27	1,080,000	1,176,390
Series 2013 D, 5% 1/1/27	550,000	599,088
Series 2015 A:
5% 1/1/31 (c)	1,040,000	1,178,091
5% 1/1/32 (c)	2,100,000	2,370,144
Series 2015 C:
5% 1/1/24 (c)	245,000	276,382
5% 1/1/46 (c)	410,000	451,599
Series 2016 B, 5% 1/1/34	1,050,000	1,211,133
Series 2016 C:
5% 1/1/33	470,000	543,701
5% 1/1/34	545,000	628,636
Series 2016 G:
5% 1/1/37 (c)	345,000	400,007
5% 1/1/42 (c)	345,000	395,829
5.25% 1/1/29 (c)	60,000	72,801
5.25% 1/1/31 (c)	70,000	84,055
Series 2017 A, 5% 1/1/31	610,000	729,377
Series 2017 B:
5% 1/1/35	360,000	423,504
5% 1/1/37	1,470,000	1,718,856
Series 2017 C:
5% 1/1/30	105,000	126,201
5% 1/1/31	105,000	125,549
5% 1/1/32	110,000	130,857
Series 2017 D:
5% 1/1/28 (c)	515,000	619,694
5% 1/1/29 (c)	430,000	515,166
5% 1/1/32 (c)	465,000	548,500
5% 1/1/34 (c)	700,000	818,748
5% 1/1/35 (c)	515,000	600,737
5% 1/1/36 (c)	640,000	744,128
5% 1/1/37 (c)	345,000	400,007
Series 2018 A:
5% 1/1/37 (c)	3,500,000	4,213,510
5% 1/1/39 (c)	3,420,000	4,094,048
5% 1/1/48 (c)	570,000	670,901
5% 1/1/53 (c)	975,000	1,142,066
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (c)	455,000	515,415
5% 7/1/48 (c)	1,875,000	2,086,631
Chicago Transit Auth.:
Series 2014, 5.25% 12/1/49	3,100,000	3,373,265
Series 2017, 5% 12/1/46	705,000	770,960
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	350,000	373,639
5% 6/1/23	310,000	341,468
5% 6/1/24	50,000	56,607
5% 6/1/25	50,000	57,990
5% 6/1/26	40,000	47,326
Cook County Forest Preservation District:
Series 2012 A, 5% 11/15/22	345,000	376,226
Series 2012 C, 5% 12/15/21	170,000	179,503
Cook County Gen. Oblig.:
Series 2010 A:
5.25% 11/15/22	120,000	121,326
5.25% 11/15/33	3,100,000	3,124,087
Series 2010 G, 5% 11/15/25	585,000	590,382
Series 2012 C, 5% 11/15/24	1,910,000	2,023,072
Series 2016 A:
5% 11/15/26	980,000	1,116,024
5% 11/15/27	480,000	542,760
5% 11/15/28	630,000	710,231
5% 11/15/29	780,000	875,878
5% 11/15/30	860,000	961,394
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/29	210,000	247,748
5% 8/1/30	155,000	181,962
5% 8/1/32	210,000	243,407
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/34	170,000	183,044
5% 10/1/29	170,000	198,895
5% 10/1/30	170,000	198,014
5% 10/1/35	345,000	394,235
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	5,390,000	5,794,789
5% 5/15/43	7,175,000	8,278,587
(Presence Health Proj.) Series 2016 C:
3.625% 2/15/32	200,000	219,820
4% 2/15/33	45,000	50,863
5% 2/15/25	40,000	47,131
5% 2/15/26	525,000	634,930
5% 2/15/29	1,060,000	1,305,782
5% 2/15/36	240,000	287,261
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/46	170,000	181,869
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	85,000	96,580
Series 2009, 5% 8/15/23 (Pre-Refunded to 8/15/20 @ 100)	320,000	321,773
Series 2012 A:
5% 5/15/22	375,000	398,528
5% 5/15/23	50,000	53,167
Series 2012:
4% 9/1/32	1,510,000	1,554,530
5% 9/1/32	325,000	348,774
5% 9/1/38	4,520,000	4,869,803
5% 11/15/43	900,000	955,656
Series 2013:
5% 11/15/24	85,000	92,599
5% 11/15/27	15,000	16,236
5% 11/15/28	495,000	535,145
5% 11/15/29	240,000	259,046
Series 2015 A:
5% 11/15/21	105,000	110,756
5% 11/15/45	555,000	620,629
Series 2015 B, 5% 11/15/27	545,000	633,464
Series 2015 C:
4.125% 8/15/37	150,000	160,101
5% 8/15/35	1,285,000	1,437,825
5% 8/15/44	6,275,000	6,851,547
Series 2016 A:
5% 8/15/22 (Escrowed to Maturity)	170,000	186,296
5% 8/15/25 (Escrowed to Maturity)	410,000	501,742
5% 8/15/26 (Escrowed to Maturity)	545,000	688,117
5% 7/1/28	210,000	248,991
5% 2/15/29	885,000	1,054,000
5% 2/15/30	935,000	1,110,471
5% 7/1/30	120,000	141,181
5% 2/15/31	755,000	889,934
5% 7/1/31	215,000	251,862
5% 2/15/32	730,000	856,524
5% 7/1/33	110,000	127,642
5% 7/1/34	860,000	995,975
5% 8/15/34 (Pre-Refunded to 8/15/26 @ 100)	110,000	138,886
5% 8/15/35 (Pre-Refunded to 8/15/26 @ 100)	90,000	113,634
5% 7/1/36	445,000	512,248
5% 8/15/36 (Pre-Refunded to 8/15/26 @ 100)	350,000	441,910
5.25% 8/15/27 (Pre-Refunded to 8/15/26 @ 100)	390,000	498,260
5.25% 8/15/28 (Pre-Refunded to 8/15/26 @ 100)	500,000	638,795
5.25% 8/15/30 (Pre-Refunded to 8/15/26 @ 100)	385,000	491,872
5.25% 8/15/31 (Pre-Refunded to 8/15/26 @ 100)	105,000	134,147
Series 2016 B:
5% 8/15/31	1,270,000	1,525,283
5% 8/15/32	1,040,000	1,242,145
5% 8/15/34	1,295,000	1,530,237
5% 8/15/36	1,805,000	2,119,052
Series 2016 C:
3.75% 2/15/34	250,000	276,508
4% 2/15/36	1,070,000	1,197,972
4% 2/15/41	2,940,000	3,253,316
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	135,000	163,378
5% 2/15/24	115,000	131,549
5% 2/15/30	1,335,000	1,637,391
5% 2/15/31	4,825,000	5,890,119
5% 2/15/32	760,000	922,853
5% 2/15/34	605,000	728,650
5% 2/15/41	1,190,000	1,404,843
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	5,000	6,051
5% 5/15/29	215,000	250,610
5% 12/1/29	295,000	343,460
5% 5/15/30	455,000	528,742
5% 12/1/46	805,000	899,700
Series 2017 A, 5% 8/1/42	150,000	161,429
Series 2017:
5% 1/1/29	575,000	721,780
5% 7/1/34	965,000	1,183,148
5% 7/1/35	810,000	989,804
Series 2018 A:
4.25% 1/1/44	530,000	581,405
5% 1/1/38	2,140,000	2,511,376
5% 1/1/44	3,200,000	3,706,752
Series 2019, 4% 9/1/35	490,000	503,235
Illinois Gen. Oblig.:
Series 2010, 5% 1/1/21 (FSA Insured)	535,000	536,207
Series 2012 A, 4% 1/1/23	435,000	440,786
Series 2012:
5% 8/1/21	415,000	425,446
5% 3/1/23	885,000	913,037
5% 8/1/23	790,000	834,927
Series 2013:
5% 1/1/22	505,000	505,848
5.5% 7/1/24	170,000	181,254
5.5% 7/1/25	900,000	957,042
Series 2014:
5% 2/1/22	180,000	185,935
5% 2/1/23	760,000	796,936
5% 2/1/25	625,000	662,256
5% 2/1/26	470,000	496,170
5% 4/1/28	395,000	414,126
5% 5/1/28	370,000	388,237
5.25% 2/1/31	75,000	78,403
Series 2016:
5% 11/1/20	805,000	811,301
5% 2/1/23	310,000	325,066
5% 2/1/24	1,725,000	1,833,261
5% 6/1/25	1,515,000	1,634,109
5% 11/1/25	515,000	557,318
5% 6/1/26	205,000	222,679
5% 2/1/27	1,160,000	1,266,001
Series 2017 D:
5% 11/1/21	2,100,000	2,162,349
5% 11/1/22	4,110,000	4,300,663
5% 11/1/23	4,305,000	4,565,711
5% 11/1/24	6,025,000	6,460,246
5% 11/1/25	8,065,000	8,727,701
5% 11/1/26	1,810,000	1,971,905
5% 11/1/27	600,000	658,302
Series 2019 B:
5% 9/1/21	990,000	1,015,879
5% 9/1/22	970,000	1,012,079
5% 9/1/23	990,000	1,047,519
5% 9/1/24	990,000	1,059,577
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	1,536,415	1,601,083
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/31	700,000	820,400
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2015 A, 5% 1/1/37	1,505,000	1,737,824
Series 2016 A:
5% 12/1/31	1,210,000	1,430,147
5% 12/1/32	1,775,000	2,080,566
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2002, 0% 12/1/21 (AMBAC Insured)	535,000	528,361
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016:
5% 2/1/34	1,205,000	1,367,940
5% 2/1/35	860,000	973,881
5% 2/1/36	1,480,000	1,671,038
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	310,000	308,760
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	880,000	844,659
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085,000	1,000,869
Series 2010 B1:
0% 6/15/43 (FSA Insured)	10,730,000	4,555,636
0% 6/15/44 (FSA Insured)	10,070,000	4,103,928
0% 6/15/45 (FSA Insured)	5,250,000	2,058,368
0% 6/15/47 (FSA Insured)	625,000	226,019
Series 2012 B, 0% 12/15/51	2,255,000	518,808
Series A:
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	220,000	208,846
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	530,000	466,617
Series 1996 A, 0% 6/15/24	525,000	469,739
Series 2017 B:
5% 12/15/25	170,000	183,665
5% 12/15/26	570,000	620,303
5% 12/15/27	60,000	65,738
5% 12/15/31	115,000	123,841
5% 12/15/34	70,000	74,451
Northern Illinois Univ. Revs. Series 2020 B, 5% 4/1/34 (Build America Mutual Assurance Insured)	1,350,000	1,622,903
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/27	4,130,000	4,877,530
5% 6/1/28	475,000	559,213
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 1999 A, 0% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	855,000	846,196
Series 2010 A, 5.25% 4/1/30	725,000	727,175
Series 2013:
6% 10/1/42	945,000	1,044,131
6.25% 10/1/38	935,000	1,044,563
Series 2018 A, 5% 4/1/30	715,000	883,568
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (FSA Insured)	1,060,000	981,698
Will County Illinois Series 2016:
5% 11/15/31	280,000	336,893
5% 11/15/32	215,000	257,540
5% 11/15/33	260,000	310,471
5% 11/15/34	260,000	309,798

TOTAL ILLINOIS		256,220,398

Indiana - 1.0%
Indiana Fin. Auth. Rev.:
Series 2012, 5% 3/1/30 (Pre-Refunded to 3/1/22 @ 100)	785,000	846,049
Series 2015 A, 5.25% 2/1/32	1,215,000	1,417,395
Series 2016:
4% 9/1/21	70,000	72,923
5% 9/1/22	50,000	54,474
5% 9/1/23	75,000	84,575
5% 9/1/24	115,000	133,799
5% 9/1/26	225,000	275,614
5% 9/1/27	110,000	134,192
5% 9/1/28	530,000	644,083
5% 9/1/29	260,000	314,795
5% 9/1/30	240,000	289,303
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/26	440,000	484,365
Series 2015 A, 5% 10/1/30	830,000	975,466
Series 2011 A, 5.25% 10/1/25	300,000	317,796
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A, 5% 2/1/49	1,150,000	1,417,916
Series 2016:
4% 1/1/32 (c)	170,000	185,451
4% 1/1/33 (c)	170,000	184,557
4% 1/1/34 (c)	215,000	232,669
4% 1/1/35 (c)	480,000	518,117
5% 1/1/26 (c)	180,000	213,165
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 1/15/30	370,000	408,273
Purdue Univ. Rev. Series 2018 DD:
5% 7/1/34	205,000	262,728
5% 7/1/35	405,000	516,974
5% 7/1/36	440,000	559,491
5% 7/1/37	410,000	519,810
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019, 5% 4/1/43	1,685,000	1,955,055
Series 2020, 4% 4/1/37	830,000	900,666
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2015, 5%, tender 11/1/22 (a)(c)	300,000	325,035
Zionsville Cmnty. Schools Bldg. Series 2005, 5% 7/15/20 (FSA Insured)	170,000	170,289

TOTAL INDIANA		14,415,025

Iowa - 0.2%
Iowa Fin. Auth. Rev. Series A:
5% 5/15/43	240,000	241,790
5% 5/15/48	280,000	280,468
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B:
5% 12/1/22 (c)	400,000	427,352
5% 12/1/29 (c)	1,050,000	1,264,337

TOTAL IOWA		2,213,947

Kansas - 0.2%
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/25	690,000	755,329
5% 9/1/26	335,000	366,490
Series 2016 A:
5% 9/1/40	775,000	899,721
5% 9/1/45	1,170,000	1,348,753

TOTAL KANSAS		3,370,293

Kentucky - 2.1%
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/21	110,000	112,349
5% 1/1/22	125,000	132,973
5% 1/1/23	75,000	82,747
5% 1/1/28	275,000	328,430
5% 1/1/31	260,000	306,862
5% 1/1/32	260,000	305,513
Kentucky Econ. Dev. Fin. Auth. Series 2019 A2, 5% 8/1/49	3,160,000	3,684,528
Kentucky Econ. Dev. Fin. Auth. Rev. Louisville Arena Auth., Inc. Series 2017 A, 5% 12/1/47 (FSA Insured)	280,000	291,894
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 119) Series 2018:
5% 5/1/26	175,000	203,565
5% 5/1/27	505,000	595,733
5% 5/1/29	935,000	1,110,331
5% 5/1/32	245,000	296,083
5% 5/1/33	190,000	228,327
5% 5/1/34	215,000	257,611
5% 5/1/35	130,000	150,153
5% 5/1/36	110,000	126,828
Series B, 5% 8/1/23	1,205,000	1,339,550
Kentucky, Inc. Pub. Energy:
Bonds Series A, 4%, tender 6/1/26 (a)	9,405,000	10,619,186
Series A:
4% 12/1/21	500,000	520,315
4% 6/1/24	500,000	548,730
Louisville & Jefferson County:
Bonds:
Series 2020 B, 5%, tender 10/1/23 (a)	1,270,000	1,396,556
Series 2020 C, 5%, tender 10/1/26 (a)	435,000	505,187
Series 2020 D, 5%, tender 10/1/29 (a)	525,000	633,045
Series 2013 A:
5.5% 10/1/33	585,000	650,099
5.75% 10/1/38	1,510,000	1,680,026
Series 2020 A, 5% 10/1/37	1,220,000	1,476,883
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	515,000	529,085
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2001 B, 2.55%, tender 5/3/21 (a)	1,400,000	1,419,308

TOTAL KENTUCKY		29,531,897

Louisiana - 0.8%
Calcasieu Parish Memorial Hosp. (Lake Charles Memorial Hosp. Proj.) Series 2019:
5% 12/1/34	280,000	317,803
5% 12/1/39	265,000	293,456
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	500,000	562,695
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/24	260,000	298,316
5% 12/15/25	535,000	627,459
5% 12/15/26	215,000	257,518
5% 12/15/28	345,000	409,022
5% 12/15/29	245,000	288,465
5% 12/15/30	480,000	562,579
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/27 (c)	240,000	276,115
5% 1/1/29 (c)	895,000	1,022,976
5% 1/1/30 (c)	1,205,000	1,367,229
5% 1/1/31 (c)	430,000	486,304
5% 1/1/40 (c)	1,425,000	1,588,163
Series 2017 B:
5% 1/1/27 (c)	70,000	84,730
5% 1/1/28 (c)	40,000	48,132
5% 1/1/32 (c)	70,000	82,476
5% 1/1/33 (c)	120,000	140,670
5% 1/1/34 (c)	35,000	40,891
5% 1/1/35 (c)	70,000	81,562
5% 1/1/37 (c)	1,000,000	1,158,130
Series 2017 D2:
5% 1/1/27 (c)	85,000	102,887
5% 1/1/28 (c)	125,000	150,411
5% 1/1/31 (c)	110,000	130,268
5% 1/1/33 (c)	175,000	205,144
5% 1/1/34 (c)	210,000	245,347
5% 1/1/36 (c)	160,000	185,822
5% 1/1/37 (c)	265,000	306,904

TOTAL LOUISIANA		11,321,474

Maine - 0.9%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	800,000	836,680
Series 2011, 7.5% 7/1/32	1,190,000	1,237,743
Series 2013, 5% 7/1/25	305,000	333,606
Series 2016 A:
4% 7/1/41	405,000	411,861
4% 7/1/46	555,000	559,945
5% 7/1/41	1,790,000	1,928,850
5% 7/1/46	4,775,000	5,089,673
Series 2017 B:
4% 7/1/25	75,000	82,802
4% 7/1/31	120,000	131,923
4% 7/1/32	85,000	92,884
4% 7/1/34	175,000	189,259
5% 7/1/26	55,000	64,932
5% 7/1/28	90,000	107,759
5% 7/1/29	70,000	83,229
5% 7/1/33	170,000	196,812
5% 7/1/35	130,000	149,643
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/32	180,000	211,808
5% 7/1/36	450,000	524,777
5% 7/1/38	115,000	133,568

TOTAL MAINE		12,367,754

Maryland - 0.5%
City of Westminster Series 2016:
5% 11/1/27	445,000	505,400
5% 11/1/28	475,000	538,474
5% 11/1/29	500,000	563,375
5% 11/1/30	530,000	592,243
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series 2019 B, 4% 9/1/49	1,090,000	1,202,390
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/30	215,000	240,462
5% 6/1/35	345,000	374,594
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D:
5% 3/31/41 (c)	310,000	315,000
5% 3/31/46 (c)	515,000	521,515
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	550,000	628,975
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F, 5.25% 7/1/21	170,000	170,579
Series 2010, 5.625% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	580,000	580,000
Series 2015, 5% 7/1/24	130,000	149,624
Series 2016 A:
4% 7/1/42	295,000	311,724
5% 7/1/35	120,000	136,309
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017, 3% 11/1/25	165,000	153,231

TOTAL MARYLAND		6,983,895

Massachusetts - 4.4%
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	285,000	326,707
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/30	670,000	829,031
5% 7/1/34	725,000	880,020
Series 2017, 4% 7/1/41	1,720,000	1,930,064
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	170,000	175,829
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/27	175,000	198,940
5% 10/1/28	180,000	204,376
5% 10/1/29	190,000	214,683
5% 10/1/31	210,000	234,123
5% 10/1/32	220,000	243,366
Series 2016:
5% 10/1/29	170,000	202,293
5% 10/1/30	260,000	308,019
5% 7/1/31	290,000	327,108
5% 10/1/31	280,000	330,156
5% 10/1/43	1,500,000	1,647,480
Series 2019, 5% 9/1/59	4,040,000	4,742,394
Series 2020 A:
4% 7/1/45	3,170,000	3,267,921
5% 10/15/26	10,750,000	13,699,800
5% 10/15/28	1,500,000	2,015,955
5% 10/15/29	5,000,000	6,882,750
5% 10/15/30	5,000,000	7,028,600
Series BB1, 5% 10/1/46	70,000	82,074
Series M:
4% 10/1/50	3,170,000	3,227,409
5% 10/1/45	2,390,000	2,711,312
Massachusetts Edl. Fing. Auth. Rev.:
Series 2016 J, 5% 7/1/22 (c)	955,000	1,015,795
Series 2016, 5% 7/1/24 (c)	1,400,000	1,568,168
Massachusetts Gen. Oblig. Series 2017 A:
5% 4/1/36	365,000	451,837
5% 4/1/42	1,380,000	1,681,475
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	110,000	110,485
Massachusetts Port Auth. Rev.:
Series 2016 A:
5% 7/1/33	360,000	427,766
5% 7/1/34	185,000	219,393
5% 7/1/38	270,000	316,867
Series 2016 B, 5% 7/1/43 (c)	1,480,000	1,685,883
Series 2019 A, 5% 7/1/40 (c)	500,000	602,770
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A, 5% 7/1/49 (c)	1,485,000	1,742,558

TOTAL MASSACHUSETTS		61,533,407

Michigan - 2.4%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (FSA Insured)	405,000	456,650
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/23	690,000	743,330
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43	420,000	508,943
5% 7/1/48	1,815,000	2,184,697
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 5% 5/15/28	405,000	480,557
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2015 I, 5% 4/15/30	860,000	1,039,654
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	535,000	658,483
(Trinity Health Proj.) Series 2017, 5% 12/1/42	445,000	532,398
Series 2012 A, 5% 6/1/21 (Escrowed to Maturity)	60,000	62,572
Series 2012, 5% 11/15/42	1,785,000	1,898,812
Series 2015 MI, 5% 12/1/24	765,000	895,815
Series 2016, 5% 11/15/41	325,000	377,683
Series MI, 5.5% 12/1/27	820,000	987,764
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C, 5% 12/1/32	255,000	313,403
Series 2012 A, 5% 6/1/26	345,000	370,558
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series A, 3.5% 12/1/50	700,000	768,649
Oakland Univ. Rev. Series 2019:
5% 3/1/40	1,020,000	1,232,476
5% 3/1/41	1,075,000	1,295,332
5% 3/1/44	2,100,000	2,513,427
5% 3/1/50	3,400,000	4,038,962
Portage Pub. Schools Series 2016:
5% 11/1/30	490,000	590,622
5% 11/1/31	435,000	521,891
5% 11/1/36	45,000	53,105
Univ. of Michigan Rev.:
Series 2017 A, 5% 4/1/24	1,085,000	1,274,593
Series 2020 A, 4% 4/1/45	1,500,000	1,781,595
Wayne County Arpt. Auth. Rev.:
Series 2015 F, 5% 12/1/27 (c)	1,205,000	1,404,018
Series 2015 G, 5% 12/1/28 (c)	945,000	1,097,372
Series 2017 A:
4% 12/1/33 (FSA Insured)	255,000	286,199
4% 12/1/34 (FSA Insured)	210,000	234,992
4% 12/1/35 (FSA Insured)	205,000	228,540
4% 12/1/36 (FSA Insured)	215,000	238,899
5% 12/1/31	65,000	78,636
5% 12/1/32	65,000	77,933
5% 12/1/34	120,000	143,338
5% 12/1/35	110,000	130,913
5% 12/1/37	75,000	88,457
Series 2017 B:
5% 12/1/29 (c)	105,000	126,225
5% 12/1/30 (c)	120,000	143,333
5% 12/1/31 (c)	140,000	166,181
5% 12/1/32 (c)	90,000	106,550
5% 12/1/32 (c)	110,000	129,817
5% 12/1/34 (c)	105,000	123,454
5% 12/1/35 (c)	110,000	128,862
5% 12/1/37 (c)	145,000	168,871
5% 12/1/42 (c)	170,000	195,828
Series 2018 B, 5% 12/1/48 (c)	1,000,000	1,160,220
Series 2018 D, 5% 12/1/29 (c)	800,000	985,192

TOTAL MICHIGAN		33,025,801

Minnesota - 0.1%
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/29	485,000	552,279
Series 2017:
4% 5/1/21	85,000	86,881
5% 5/1/25	140,000	160,936
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/30	130,000	145,987
5% 10/1/45	285,000	304,793
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	205,000	223,770

TOTAL MINNESOTA		1,474,646

Missouri - 0.4%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/30	120,000	132,656
5% 3/1/31	130,000	143,044
5% 3/1/36	260,000	280,584
Kansas City Spl. Oblig. (Downtown Streetcar Proj.) Series 2014 A:
5% 9/1/26	205,000	205,748
5% 9/1/27	85,000	85,310
5% 9/1/28	170,000	170,619
5% 9/1/29	170,000	170,610
5% 9/1/30	240,000	240,845
Kansas City Indl. Dev. Auth. (Kansas City Int'l. Arpt. Term. Modernization Proj.) Series 2019 B, 5% 3/1/38 (c)	500,000	600,760
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	170,000	186,908
3.25% 2/1/28	170,000	187,677
4% 2/1/40	140,000	151,855
5% 2/1/29	215,000	258,133
5% 2/1/31	445,000	530,471
5% 2/1/33	495,000	584,154
5% 2/1/36	465,000	543,199
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	230,000	254,601
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A, 5.125% 9/1/48	255,000	262,436

TOTAL MISSOURI		4,989,610

Montana - 0.0%
Montana Board Hsg. Single Family:
Series 2017 B, 4% 12/1/48 (c)	265,000	279,821
Series 2019 B, 4% 6/1/50	115,000	129,293

TOTAL MONTANA		409,114

Nebraska - 0.8%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (a)	5,825,000	6,611,841
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Proj.) Series 2017:
4% 7/1/34	170,000	184,416
5% 7/1/36	120,000	138,078
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (c)	640,000	699,610
Series 2019 E, 3.75% 9/1/49 (c)	750,000	806,618
Nebraska Pub. Pwr. District Rev. Series 2016 B:
5% 1/1/37	425,000	502,214
5% 1/1/40	195,000	229,141
Omaha Arpt. Auth. Arpt. Rev.:
Series 2017 A:
5% 12/15/22 (c)	130,000	142,696
5% 12/15/23 (c)	130,000	147,121
5% 12/15/25 (c)	70,000	83,264
5% 12/15/26 (c)	250,000	304,035
5% 12/15/27 (c)	170,000	205,397
5% 12/15/30 (c)	260,000	311,137
5% 12/15/31 (c)	135,000	161,194
5% 12/15/33 (c)	140,000	165,367
5% 12/15/35 (c)	345,000	406,262
5% 12/15/36 (c)	85,000	99,754
Series 2017 C, 5% 12/15/21 (c)	70,000	74,122

TOTAL NEBRASKA		11,272,267

Nevada - 0.6%
Clark County Arpt. Rev. Series 2019 A, 5% 7/1/26	1,935,000	2,353,154
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. (Clark County Arpt. Rev. Proj.) Series 2017 B:
5% 7/1/20 (c)	335,000	335,000
5% 7/1/22 (c)	385,000	413,151
5% 7/1/23 (c)	690,000	764,299
Clark County Poll. Cont. Rev. Bonds Series 2017, 1.65%, tender 3/31/23 (a)	1,035,000	1,042,763
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2016 B, 5% 6/1/36	780,000	927,202
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 B, 4% 10/1/49	355,000	392,566
Washoe County Gas Facilities Rev. Bonds Series 2016 F, 2.05%, tender 4/15/22 (a)(c)	2,100,000	2,129,946

TOTAL NEVADA		8,358,081

New Hampshire - 1.2%
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	1,501,784	1,609,672
New Hampshire Health & Ed. Facilities Auth.:
(Concord Hosp.) Series 2017, 5% 10/1/42	515,000	595,474
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/28	210,000	256,866
5% 8/1/29	185,000	225,306
5% 8/1/30	170,000	205,953
(Partners Healthcare Sys., Inc. Proj.) Series 2017:
5% 7/1/30	440,000	544,438
5% 7/1/32	660,000	807,266
5% 7/1/33	600,000	730,026
5% 7/1/34	920,000	1,116,714
5% 7/1/35	965,000	1,166,955
5% 7/1/36	1,015,000	1,222,984
5% 7/1/37	890,000	1,069,406
Series 2017 B, 4.125% 7/1/24 (d)	115,000	105,255
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Covenant Health Sys., Inc. Proj.) Series 2012, 5% 7/1/42	65,000	67,206
Series 2012:
4% 7/1/32	475,000	489,036
5% 7/1/24	170,000	181,744
5% 7/1/25	205,000	218,551
5% 7/1/27	85,000	90,123
Series 2016:
3% 10/1/20	95,000	95,462
4% 10/1/38	415,000	443,818
5% 10/1/22	185,000	200,999
5% 10/1/24	365,000	421,747
5% 10/1/25	360,000	424,649
5% 10/1/29	1,150,000	1,353,573
5% 10/1/31	895,000	1,041,583
5% 10/1/33	695,000	801,585
5% 10/1/38	1,285,000	1,467,226

TOTAL NEW HAMPSHIRE		16,953,617

New Jersey - 5.2%
Atlantic County Impt. Auth. (Atlantic City Campus Proj.) Series 2016 A:
5% 7/1/28 (FSA Insured)	180,000	212,731
5% 7/1/30 (FSA Insured)	435,000	509,781
5% 7/1/32 (FSA Insured)	215,000	249,452
5% 7/1/33 (FSA Insured)	225,000	260,093
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (d)	260,000	211,552
Series A:
5% 11/1/31	2,265,000	2,617,502
5% 11/1/36	2,530,000	2,847,970
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (d)	230,000	188,248
(New Jersey Gen. Oblig. Proj.):
Series 2015 XX, 5% 6/15/25	2,265,000	2,525,316
Series 2017 B, 5% 11/1/23	3,100,000	3,363,190
Series 2013 NN:
5% 3/1/27	13,685,000	14,486,120
5% 3/1/29	430,000	453,783
Series 2013:
5% 3/1/24	3,100,000	3,307,049
5% 3/1/25	380,000	404,423
Series 2014 PP, 5% 6/15/26	1,100,000	1,196,833
Series 2015 XX, 5.25% 6/15/27	2,925,000	3,263,920
Series 2016 AAA:
5.5% 6/15/31	345,000	394,552
5.5% 6/15/32	860,000	977,700
Series LLL, 5% 6/15/44	1,140,000	1,254,570
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Bonds (New Jersey-American Wtr. Co., Inc.) Series 2020, 1.2%, tender 6/1/23 (a)(c)	8,000,000	7,988,480
New Jersey Edl. Facility Series 2016 A:
5% 7/1/31	360,000	411,422
5% 7/1/32	415,000	471,838
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/20	85,000	85,000
5% 7/1/21	60,000	62,369
5% 7/1/22	60,000	64,743
5% 7/1/23	200,000	223,288
5% 7/1/24	330,000	379,814
5% 7/1/25	345,000	406,148
5% 7/1/26	190,000	228,623
5% 7/1/26	60,000	72,197
5% 7/1/27	130,000	158,335
5% 7/1/27	85,000	101,948
5% 7/1/28	65,000	79,009
5% 7/1/29	120,000	142,236
5% 7/1/29	85,000	100,751
5% 7/1/30	170,000	205,037
5% 7/1/30	145,000	170,414
Series 2016:
4% 7/1/48	500,000	516,770
5% 7/1/41	625,000	693,050
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A:
5% 12/1/22 (c)	210,000	225,853
5% 12/1/23 (c)	350,000	383,887
5% 12/1/26 (c)	915,000	1,065,518
Series 2017 1B, 5% 12/1/21 (c)	220,000	230,870
Series 2018 B:
5% 12/1/25 (c)	725,000	833,032
5% 12/1/26 (c)	215,000	250,368
Series 2019 A:
5% 12/1/23	310,000	348,080
5% 12/1/24	180,000	207,664
5% 12/1/25	330,000	389,737
Series 2020:
5% 12/1/24 (c)	1,450,000	1,616,170
5% 12/1/24 (c)	690,000	772,772
5% 12/1/27 (c)	570,000	664,210
5% 12/1/28 (c)	1,000,000	1,167,550
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	4,970,000	5,545,178
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	70,000	74,929
Series 2010 A, 0% 12/15/27	2,350,000	1,843,787
Series 2014 AA, 5% 6/15/24	1,720,000	1,886,616
Series 2016 A:
5% 6/15/27	465,000	525,445
5% 6/15/28	1,905,000	2,141,563
5% 6/15/29	385,000	430,230
Series 2016 A-2, 5% 6/15/23	925,000	1,005,780
Series AA, 5% 6/15/29	385,000	400,623

TOTAL NEW JERSEY		73,296,119

New Mexico - 0.1%
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	505,000	554,374
Santa Fe Retirement Fac.:
Series 2019 A:
2.25% 5/15/24	35,000	33,040
5% 5/15/34	65,000	66,730
5% 5/15/39	50,000	50,713
5% 5/15/44	50,000	49,859
5% 5/15/49	100,000	98,640
Series 2019 B1, 2.625% 5/15/25	55,000	51,963

TOTAL NEW MEXICO		905,319

New York - 3.8%
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
4% 7/1/33	215,000	238,403
4% 7/1/34	215,000	237,859
Series 2017:
4% 12/1/20 (d)	200,000	202,169
4% 12/1/21 (d)	200,000	207,380
5% 12/1/22 (d)	300,000	325,767
5% 12/1/23 (d)	200,000	223,716
5% 12/1/24 (d)	200,000	229,628
5% 12/1/25 (d)	200,000	234,838
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	1,135,000	1,169,992
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	4,420,000	4,815,944
New York City Gen. Oblig.:
Series 2012 E, 5% 8/1/24	860,000	918,901
Series 2015 C, 5% 8/1/27	120,000	140,948
Series 2016 C and D, 5% 8/1/28	450,000	544,019
Series 2016 E, 5% 8/1/28	755,000	925,947
Series A, 5% 8/1/26	1,000,000	1,241,690
New York City Indl. Dev. Agcy. Rev. (Yankee Stadium Proj.) Series 2006, 5% 3/1/31	815,000	815,163
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2012 EE, 5.25% 6/15/30	1,240,000	1,350,434
Series 2013 2, 5% 6/15/47	365,000	405,431
Series GG 1, 5% 6/15/48	11,930,000	15,323,131
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1, 5% 7/15/43	860,000	978,585
Series 2015 S2, 5% 7/15/35	305,000	356,460
New York City Transitional Fin. Auth. Rev.:
Series 2018 A2, 5% 8/1/39	2,000,000	2,432,420
Series 2018 B, 5% 8/1/45	6,335,000	7,616,317
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	965,000	1,038,523
New York Dorm. Auth. Sales Tax Rev. Series 2016 A, 5% 3/15/34	1,170,000	1,416,613
New York Metropolitan Trans. Auth. Rev.:
Series 2014 B, 5% 11/15/44	1,720,000	1,841,484
Series 2015 A1, 5% 11/15/45	1,280,000	1,378,048
Series 2020 A, 4% 2/1/22	1,550,000	1,588,564
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (c)	250,000	269,895
New York Trans. Dev. Corp. (Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (c)	740,000	797,890
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	1,085,000	1,324,514
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	930,000	1,145,090
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2018, 5% 1/1/43	170,000	189,594
Rockland County Gen. Oblig. Series 2014 A:
4% 3/1/23 (FSA Insured)	195,000	213,254
4% 3/1/24 (FSA Insured)	235,000	264,098
Triborough Bridge & Tunnel Auth. Revs. Series 2015 A, 5.25% 11/15/45	860,000	995,932

TOTAL NEW YORK		53,398,641

North Carolina - 0.7%
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/30	265,000	325,709
5% 7/1/33	260,000	314,155
5% 7/1/37	605,000	722,443
Series 2017 B:
5% 7/1/20 (c)	35,000	35,000
5% 7/1/21 (c)	35,000	36,386
5% 7/1/22 (c)	25,000	26,900
5% 7/1/23 (c)	30,000	33,362
5% 7/1/24 (c)	35,000	40,091
5% 7/1/25 (c)	15,000	17,627
5% 7/1/26 (c)	15,000	18,011
5% 7/1/27 (c)	35,000	42,848
5% 7/1/28 (c)	30,000	36,554
5% 7/1/29 (c)	40,000	48,458
5% 7/1/30 (c)	45,000	54,183
5% 7/1/31 (c)	85,000	101,842
5% 7/1/32 (c)	85,000	101,239
5% 7/1/33 (c)	90,000	106,666
5% 7/1/34 (c)	95,000	112,341
5% 7/1/35 (c)	65,000	76,595
5% 7/1/36 (c)	55,000	64,591
5% 7/1/37 (c)	65,000	76,136
5% 7/1/42 (c)	205,000	237,550
Series 2017 C, 4% 7/1/32	250,000	282,765
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003, 5% 11/1/30 (FSA Insured)	220,000	220,686
Series 2012, 5% 11/1/41	935,000	971,213
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27	70,000	86,321
5% 10/1/47	565,000	657,089
North Carolina Med. Care Cmnty. Health Series 2012 A, 5% 11/15/26	225,000	240,845
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (a)	1,725,000	1,748,615
Series 2019 C, 2.55%, tender 6/1/26 (a)	2,980,000	3,106,441

TOTAL NORTH CAROLINA		9,942,662

North Dakota - 0.0%
McLean County Solid Waste Facilities Rev. (Great River Energy Projs.) Series 2010 B, 5.15% 7/1/40	395,000	396,386
Ohio - 3.4%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	2,435,000	2,751,136
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
5% 8/1/25	515,000	608,838
5% 8/1/26	345,000	416,577
5% 8/1/27	430,000	529,958
5% 8/1/28	490,000	614,720
5% 8/1/29	905,000	1,130,408
5% 8/1/30	730,000	907,025
Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	630,000	675,744
Series 2020 A, 4% 12/1/40	4,000,000	4,554,520
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.) Series 2016, 5% 2/15/46	2,115,000	2,444,263
Series 2012 B, 5% 2/15/42	335,000	354,638
Buckeye Tobacco Settlement Fing. Auth. Series 2020 A2:
5% 6/1/32	2,335,000	3,040,824
5% 6/1/33	7,750,000	10,007,498
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	1,000,000	1,141,510
Columbus City School District Series 2016 A, 5% 12/1/29	360,000	444,154
Franklin County Convention Facilities Authorities (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/46	1,100,000	1,317,591
5% 12/1/51	1,650,000	1,965,645
Franklin County Hosp. Facilities Rev. (Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	1,150,000	1,308,298
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/25	620,000	676,811
5% 12/1/26	115,000	125,301
Lake County Hosp. Facilities Rev.:
Series 2008 C:
5.75% 8/15/38	30,000	30,089
6% 8/15/43	140,000	140,371
Series 2015:
5% 8/15/29	240,000	278,626
5% 8/15/30	260,000	300,724
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (a)	2,325,000	2,713,066
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/33	765,000	796,839
5% 2/15/44	915,000	936,795
5% 2/15/48	2,340,000	2,385,232
Ohio Higher Edl. Facility Commission Rev. (Univ. of Dayton Proj.) Series 2018 B, 5% 12/1/36	1,175,000	1,366,666
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	255,000	278,567
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	165,000	185,656
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Proj.) Series 2005 A, 0% 2/15/42	450,000	253,580
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/29	380,000	437,053
5% 2/15/34	75,000	84,604
Series 2019, 5% 2/15/29	1,035,000	1,172,634
Univ. of Akron Gen. Receipts Series 2016 A, 5% 1/1/35	775,000	897,101
Wood County Hosp. Facilities Rev. (Wood County Hosp. Assoc. Proj.) Series 2012:
5% 12/1/32	130,000	133,535
5% 12/1/42	170,000	171,751

TOTAL OHIO		47,578,348

Oklahoma - 0.1%
Oklahoma City Arpt. Trust Series 33, 5% 7/1/47 (c)	390,000	458,734
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/28	220,000	248,800
5% 10/1/29	240,000	270,158
5% 10/1/36	170,000	186,303
5% 10/1/39	345,000	376,040
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/22	85,000	90,505
5% 8/15/23	45,000	49,185
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/38	225,000	261,232

TOTAL OKLAHOMA		1,940,957

Oregon - 0.2%
Oregon State Hsg. & Cmnty. Svcs. Dept.:
(Single Family Mtg. Prog.) Series A, 3.5% 1/1/51	1,000,000	1,097,520
Series 2019 A, 4% 7/1/50	1,970,000	2,180,711

TOTAL OREGON		3,278,231

Pennsylvania - 7.3%
Berks County Muni. Auth. Rev.:
(Tower Health Proj.) Series 2020 A:
5% 2/1/27	1,065,000	1,247,722
5% 2/1/28	825,000	982,435
5% 2/1/29	750,000	906,465
5% 2/1/30	800,000	978,544
5% 2/1/31	700,000	864,570
5% 2/1/32	750,000	932,918
Bonds (Tower Health Proj.):
Series 2020 B1, 5%, tender 2/1/25 (a)	295,000	328,244
Series 2020 B2, 5%, tender 2/1/27 (a)	505,000	578,599
Series 2020 B3, 5%, tender 2/1/30 (a)	290,000	343,076
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2015 A, 5% 7/1/35	2,485,000	2,729,499
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/27	170,000	212,396
5% 7/15/29	270,000	346,073
5% 7/15/32	170,000	214,037
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 5% 11/15/23	225,000	254,383
Commonwealth Fing. Auth. Rev. Series 2020 A:
5% 6/1/26	1,750,000	2,152,290
5% 6/1/28	945,000	1,219,154
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/21	60,000	62,189
5% 6/1/23	85,000	94,765
5% 6/1/28	185,000	218,938
5% 6/1/29	200,000	235,898
Delaware County Auth. Rev. (Cabrini College) Series 2017, 5% 7/1/47	690,000	711,763
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2016 A, 5% 7/1/46	250,000	270,518
Series 2019, 5% 7/1/49	745,000	823,627
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/33	430,000	482,271
4% 7/15/35	445,000	495,939
4% 7/15/37	860,000	952,235
5% 7/15/25	70,000	82,182
5% 7/15/26	215,000	257,828
5% 7/15/27	365,000	444,778
5% 7/15/28	270,000	331,695
5% 7/15/29	285,000	348,626
5% 7/15/30	380,000	463,007
5% 7/15/31	260,000	314,106
5% 7/15/32	270,000	324,146
5% 7/15/34	295,000	351,484
5% 7/15/36	865,000	1,023,079
5% 7/15/38	1,035,000	1,217,688
5% 7/15/43	1,205,000	1,398,174
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	445,000	515,826
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	1,725,000	1,743,820
Monroe County Hosp. Auth. Rev. Series 2016:
5% 7/1/26	170,000	205,316
5% 7/1/27	170,000	204,653
5% 7/1/28	170,000	204,029
5% 7/1/34	635,000	743,191
5% 7/1/36	345,000	401,339
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 1993 A, 6% 6/1/22 (AMBAC Insured)	345,000	375,156
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/21	225,000	233,966
5% 10/1/22	240,000	257,035
5% 10/1/23	70,000	76,999
5% 10/1/24	200,000	225,168
5% 10/1/25	180,000	201,843
5% 10/1/27	85,000	94,517
Series 2016 A:
5% 10/1/28	260,000	300,885
5% 10/1/29	450,000	517,383
5% 10/1/31	785,000	892,914
5% 10/1/36	1,410,000	1,567,835
5% 10/1/40	690,000	756,847
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	2,190,000	2,345,140
(St. Lukes Hosp. & Health Ntw Proj.) Series 2016 A, 5% 8/15/36	130,000	149,573
Series 2016 A, 5% 8/15/46	5,165,000	5,826,688
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds Series 2011, 2.15%, tender 7/1/24 (a)(c)	3,185,000	3,261,281
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	600,000	674,226
Series 2017:
5% 5/1/35	215,000	247,796
5% 5/1/37	270,000	309,207
5% 5/1/41	1,220,000	1,384,102
Series 2016:
5% 5/1/28	85,000	98,410
5% 5/1/32	215,000	243,883
5% 5/1/33	295,000	333,182
Series 2018 A, 5% 2/15/48	325,000	393,302
Pennsylvania Hsg. Fin. Agcy. Series 2020 13 2A, 3.5% 4/1/51	510,000	552,157
Philadelphia Arpt. Rev.:
Series 2017 A:
5% 7/1/25	170,000	200,581
5% 7/1/26	170,000	204,882
5% 7/1/27	140,000	172,017
Series 2017 B:
5% 7/1/22 (c)	380,000	408,648
5% 7/1/22	50,000	53,997
5% 7/1/23 (c)	260,000	288,644
5% 7/1/23	85,000	94,951
5% 7/1/25 (c)	600,000	700,962
5% 7/1/26 (c)	515,000	613,164
5% 7/1/27 (c)	430,000	520,717
5% 7/1/28 (c)	515,000	620,354
5% 7/1/29 (c)	385,000	461,084
5% 7/1/32 (c)	515,000	606,047
5% 7/1/33 (c)	385,000	450,839
5% 7/1/34 (c)	690,000	806,196
5% 7/1/37 (c)	775,000	896,946
5% 7/1/42 (c)	2,325,000	2,662,055
5% 7/1/47 (c)	3,270,000	3,719,821
Philadelphia Auth. for Indl. Dev. Series 2017, 5% 11/1/47	1,360,000	1,366,555
Philadelphia Gas Works Rev. Series 9, 5.25% 8/1/40	480,000	481,838
Philadelphia School District:
Series 2016 D:
5% 9/1/25	1,515,000	1,807,925
5% 9/1/26	1,580,000	1,930,160
5% 9/1/27	1,670,000	2,045,667
5% 9/1/28	1,395,000	1,704,160
Series 2016 F:
5% 9/1/28	2,410,000	2,944,104
5% 9/1/29	1,565,000	1,903,541
Series 2018 A:
5% 9/1/36	325,000	396,835
5% 9/1/37	190,000	231,316
5% 9/1/38	300,000	364,254
Series 2018 B, 5% 9/1/43	440,000	525,620
Series 2019 A:
4% 9/1/35	1,310,000	1,517,452
5% 9/1/30	1,365,000	1,753,984
5% 9/1/31	1,085,000	1,385,220
5% 9/1/34	625,000	803,394
Series F, 5% 9/1/30	1,170,000	1,416,156
Philadelphia Wtr. & Wastewtr. Rev. Series 2018 A, 5% 10/1/34	3,590,000	4,517,369
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 A, 5% 9/1/38 (FSA Insured)	680,000	864,518
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
4% 6/1/44	475,000	539,686
4% 6/1/49	1,135,000	1,281,506
5% 6/1/44	830,000	1,017,065
5% 6/1/49	1,325,000	1,613,744
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	220,000	259,717
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/43	960,000	1,092,173
5% 8/1/48	4,165,000	4,717,529

TOTAL PENNSYLVANIA		102,496,403

Rhode Island - 0.6%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	135,000	140,042
5% 9/1/36	1,210,000	1,227,472
Series 2016:
5% 5/15/22	1,300,000	1,386,996
5% 5/15/39	1,085,000	1,173,417
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	415,000	457,529
Rhode Island Hsg. & Mtg. Fin. Corp. Rev. Series 72 A, 3.5% 10/1/50	745,000	817,854
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A:
3.5% 12/1/34 (c)	550,000	560,379
5% 12/1/24 (c)	765,000	860,893
5% 12/1/28 (c)	1,700,000	2,022,779

TOTAL RHODE ISLAND		8,647,361

South Carolina - 2.6%
Charleston County Arpt. District Series 2019, 5% 7/1/43	500,000	608,310
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/25	470,000	546,779
5% 12/1/26	240,000	277,886
5% 12/1/28	975,000	1,122,820
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	605,000	675,906
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C, 5% 7/1/33	1,245,000	1,529,669
South Carolina Ports Auth. Ports Rev. Series 2015, 5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (c)	190,000	233,326
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 E, 5.5% 12/1/53	6,965,000	7,664,565
Series 2014 A:
5% 12/1/49	2,330,000	2,548,368
5.5% 12/1/54	2,700,000	3,000,564
Series 2014 C, 5% 12/1/46	810,000	898,565
Series 2015 A, 5% 12/1/50	1,075,000	1,201,882
Series 2015 C, 5% 12/1/22	1,455,000	1,594,185
Series 2015 E, 5.25% 12/1/55	1,290,000	1,469,813
Series 2016 A:
5% 12/1/29	515,000	609,044
5% 12/1/38	50,000	57,433
Series 2016 B:
5% 12/1/31	190,000	225,313
5% 12/1/41	2,600,000	2,998,814
Series A, 5% 12/1/23	1,305,000	1,470,905
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	3,225,000	3,486,225
4% 4/15/48	2,250,000	2,407,725
5% 4/15/48	2,205,000	2,544,857

TOTAL SOUTH CAROLINA		37,172,954

South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/31	115,000	139,461
Series 2017:
5% 7/1/26	50,000	60,387
5% 7/1/28	50,000	61,592
5% 7/1/29	100,000	122,694

TOTAL SOUTH DAKOTA		384,134

Tennessee - 0.4%
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/23	170,000	187,672
5% 7/1/24	255,000	280,847
5% 7/1/25	255,000	280,092
Jackson Hosp. Rev. Series 2018 A, 5% 4/1/41	2,000,000	2,358,660
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B:
5.75% 7/1/23 (c)	1,000,000	1,010,890
5.75% 7/1/24 (c)	690,000	699,253
Metropolitan Nashville Arpt. Auth. Rev. Series 2015 B, 4% 7/1/25 (c)	440,000	497,460

TOTAL TENNESSEE		5,314,874

Texas - 8.8%
Argyle Independent School District Series 2004, 5.25% 8/15/40 (FSA Insured)	20,000	20,074
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45 (Build America Mutual Assurance Insured)	535,000	547,738
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/26 (c)	170,000	195,435
5% 11/15/27 (c)	215,000	246,381
5% 11/15/28 (c)	260,000	297,240
5% 11/15/39 (c)	1,960,000	2,179,324
5% 11/15/44 (c)	4,795,000	5,297,948
Series 2017 B:
5% 11/15/28 (c)	170,000	204,954
5% 11/15/30 (c)	265,000	316,248
5% 11/15/32 (c)	210,000	248,111
5% 11/15/35 (c)	215,000	251,658
5% 11/15/36 (c)	360,000	420,178
5% 11/15/37 (c)	245,000	285,290
5% 11/15/41 (c)	980,000	1,131,929
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	500,000	495,775
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/28	225,000	251,676
5% 1/1/30	285,000	316,664
5% 1/1/31	80,000	88,724
5% 1/1/32	170,000	188,202
5% 1/1/40	1,000,000	1,089,030
5% 1/1/45	1,205,000	1,316,270
Series 2016:
5% 1/1/40	170,000	186,167
5% 1/1/46	120,000	130,271
Coppell Independent School District Series 1995, 0% 8/15/20	345,000	344,811
Corpus Christi Util. Sys. Rev. 5% 7/15/23	275,000	300,011
Dallas Area Rapid Transit Sales Tax Rev. Series 2016 A, 5% 12/1/33	450,000	533,772
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2012 D, 5% 11/1/42 (c)	475,000	494,024
Series 2012 H, 5% 11/1/42 (c)	645,000	670,832
Dallas Wtrwks. & Swr. Sys. Rev. Series 2017, 5% 10/1/46	2,000,000	2,447,540
DeSoto Independent School District Series 2001, 0% 8/15/20	575,000	574,725
El Paso Independent School District Series 2020:
5% 8/15/25	750,000	917,880
5% 8/15/26	1,300,000	1,636,141
Grand Parkway Trans. Corp. Series 2018 A, 5% 10/1/38	550,000	682,979
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	940,000	998,242
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Childrens Hosp., Proj.) Series 2015-1 5% 10/1/29	230,000	273,107
Harris County Gen. Oblig. Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	515,000	494,915
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	782,548
Harris County Toll Road Rev. Series 2018 A, 5% 8/15/43	2,000,000	2,446,880
Houston Arpt. Sys. Rev.:
Series 2011 A:
5% 7/1/23 (c)	515,000	535,966
5% 7/1/24 (c)	215,000	223,622
5% 7/1/25 (c)	260,000	270,215
Series 2012 A, 5% 7/1/23 (c)	865,000	933,197
Series 2018 A, 5% 7/1/41 (c)	3,000,000	3,559,110
Series 2018 C:
5% 7/1/29 (c)	345,000	429,987
5% 7/1/30 (c)	365,000	452,107
5% 7/1/31 (c)	260,000	320,052
5% 7/1/32 (c)	300,000	366,591
Houston Gen. Oblig. Series 2017 A:
5% 3/1/29	655,000	817,669
5% 3/1/31	800,000	987,832
5% 3/1/32	340,000	417,568
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/28	515,000	598,600
Series 2016 B, 5% 11/15/33	480,000	588,902
Series 2020 C:
4% 11/15/43 (f)	3,500,000	4,177,145
4% 11/15/49 (f)	3,500,000	4,144,770
5% 11/15/45 (f)	3,500,000	4,572,855
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/28	80,000	95,910
5% 10/15/30	325,000	386,935
5% 10/15/32	170,000	199,952
5% 10/15/36	115,000	133,331
5% 10/15/37	195,000	224,991
5% 10/15/38	275,000	315,818
5% 10/15/44	270,000	304,455
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/26 (c)	170,000	196,546
5% 11/1/27 (c)	370,000	427,165
5% 11/1/28 (c)	570,000	656,503
5% 11/1/29 (c)	345,000	396,039
5% 11/1/32 (c)	635,000	719,677
Series 2017:
5% 11/1/22 (c)	130,000	140,111
5% 11/1/23 (c)	190,000	210,596
5% 11/1/24 (c)	170,000	193,176
5% 11/1/25 (c)	170,000	197,013
5% 11/1/26 (c)	170,000	200,447
5% 11/1/27 (c)	170,000	199,563
5% 11/1/28 (c)	300,000	350,931
5% 11/1/29 (c)	215,000	250,520
5% 11/1/30 (c)	170,000	197,198
5% 11/1/31 (c)	385,000	444,452
5% 11/1/32 (c)	445,000	511,096
5% 11/1/33 (c)	170,000	194,533
5% 11/1/34 (c)	170,000	194,060
5% 11/1/36 (c)	170,000	192,891
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.) Series 2020:
5% 5/15/25	1,000,000	1,200,140
5% 5/15/26	1,260,000	1,548,767
5% 5/15/27	1,500,000	1,887,165
Series 2015 D:
5% 5/15/28	380,000	455,046
5% 5/15/30	860,000	1,021,697
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	130,000	164,363
5% 8/15/29	345,000	433,303
5% 8/15/47	395,000	468,877
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	125,000	144,308
5% 4/1/30	590,000	674,453
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/31	170,000	202,120
5% 1/1/33	205,000	245,949
5% 1/1/34	260,000	310,887
5% 1/1/34	515,000	692,974
5% 1/1/35	380,000	453,142
5% 1/1/36	1,035,000	1,230,201
5% 1/1/37	1,375,000	1,629,719
5% 1/1/38	560,000	601,955
(Sub Lien Proj.) Series 2017 B:
5% 1/1/26	155,000	170,928
5% 1/1/30	75,000	89,308
5% 1/1/31	100,000	118,719
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	1,430,000	1,695,537
Series 2015 A, 5% 1/1/32	575,000	659,370
Series 2015 B, 5% 1/1/40	1,720,000	1,845,371
Series 2016 A, 5% 1/1/36	215,000	250,727
Series 2017 A, 5% 1/1/39	5,620,000	6,753,779
Series 2018:
4% 1/1/37	2,125,000	2,386,418
4% 1/1/38	4,365,000	4,888,669
San Antonio Independent School District Series 2016, 5% 8/15/31	745,000	915,545
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/29	75,000	94,169
5% 10/1/30	120,000	149,906
5% 10/1/31	110,000	136,677
5% 10/1/39	215,000	259,976
5% 10/1/40	170,000	205,110
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/43	690,000	756,385
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
4% 2/15/35	860,000	972,325
5% 2/15/25	145,000	172,292
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	1,116,652	1,159,509
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	1,200,000	1,348,584
Series A, 3.5% 3/1/51 (f)	1,135,000	1,256,309
Texas Gen. Oblig. Bonds Series 2019 C2, 1.85%, tender 8/1/22 (a)	660,000	660,548
Texas Private Activity Bond Surface Trans. Corp. Series 2013, 6.75% 6/30/43 (c)	2,580,000	2,932,531
Texas State Univ. Sys. Fing. Rev. Series 2017 A, 5% 3/15/31	560,000	696,147
Texas Wtr. Dev. Board Rev.:
Series 2018 A, 5% 10/15/43	2,000,000	2,487,800
Series 2020, 5% 8/1/30	1,000,000	1,373,290
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/32	1,065,000	1,281,834
5% 2/15/33	690,000	826,827
5% 2/15/34	860,000	1,027,769
5% 2/15/36	515,000	612,160
Univ. of North Texas Univ. Rev. Series 2017 A, 5% 4/15/32	360,000	444,553
Univ. of Texas Board of Regents Sys. Rev. Series 2020 C:
5% 8/15/28	4,000,000	5,308,600
5% 8/15/31	3,000,000	4,221,960
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	350,000	429,951
Weatherford Independent School District Series 2002, 0% 2/15/33	1,200,000	959,988

TOTAL TEXAS		123,148,428

Utah - 1.2%
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/22 (c)	345,000	373,007
5% 7/1/24 (c)	300,000	346,176
5% 7/1/25 (c)	345,000	408,901
5% 7/1/27 (c)	730,000	904,039
5% 7/1/29 (c)	640,000	783,814
5% 7/1/30 (c)	475,000	578,541
5% 7/1/31 (c)	905,000	1,096,172
5% 7/1/33 (c)	690,000	826,703
5% 7/1/35 (c)	690,000	821,942
5% 7/1/36 (c)	930,000	1,104,068
5% 7/1/37 (c)	730,000	864,378
5% 7/1/42 (c)	4,220,000	4,943,181
Series 2018 A:
5% 7/1/33 (c)	1,655,000	2,019,348
5.25% 7/1/48 (c)	1,215,000	1,455,096
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) Series 2012 A, 5% 9/1/22	545,000	598,214

TOTAL UTAH		17,123,580

Vermont - 0.4%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Champlain College Proj.) Series 2016 A:
5% 10/15/41	790,000	817,010
5% 10/15/46	980,000	1,006,264
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2019 A:
5% 6/15/27 (c)	1,000,000	1,159,560
5% 6/15/29 (c)	1,700,000	2,013,446
Series 2020 A, 5% 6/15/28 (c)	1,000,000	1,173,320

TOTAL VERMONT		6,169,600

Virginia - 0.5%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/25	805,000	916,090
5% 6/15/30	215,000	240,514
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	110,000	117,350
Series 2016:
4% 6/15/37	125,000	135,813
5% 6/15/27	260,000	308,594
5% 6/15/30	110,000	129,302
5% 6/15/33	75,000	86,732
5% 6/15/34	140,000	161,571
5% 6/15/35	380,000	437,232
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A:
5% 1/1/35	170,000	194,643
5% 1/1/40	385,000	436,836
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/32	150,000	189,213
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012:
5% 7/1/34 (c)	1,035,000	1,065,087
5% 1/1/40 (c)	205,000	210,959
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/31	430,000	503,792
5% 1/1/34	260,000	301,072
5% 1/1/35	260,000	300,370
5% 1/1/44	170,000	192,109
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.2%, tender 5/31/24 (a)	820,000	822,025

TOTAL VIRGINIA		6,749,304

Washington - 1.5%
Port of Seattle Rev.:
Series 2016 B:
5% 10/1/28 (c)	600,000	700,890
5% 10/1/30 (c)	345,000	399,548
Series 2019 A, 4% 4/1/44 (c)	625,000	669,500
Series 2019, 5% 4/1/44 (c)	1,500,000	1,771,575
Port of Seattle Spl. Facility Rev. Series 2013:
5% 6/1/21 (c)	230,000	239,230
5% 6/1/22 (c)	170,000	182,791
5% 6/1/24 (c)	270,000	297,980
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B:
5% 12/1/25	965,000	1,034,470
5% 12/1/27	710,000	757,506
Washington Gen. Oblig.:
Series 2015 C:
5% 2/1/33	580,000	681,819
5% 2/1/34	715,000	838,416
Series 2017 D, 5% 2/1/33	610,000	760,505
Series 2018 C, 5% 8/1/30	1,150,000	1,467,170
Series R-2017 A, 5% 8/1/30	350,000	433,657
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	140,000	164,814
5% 7/1/27	265,000	322,659
5% 7/1/28	325,000	398,973
5% 7/1/29	125,000	152,413
5% 7/1/30	150,000	181,715
5% 7/1/31	180,000	216,641
5% 7/1/32	345,000	412,623
5% 7/1/33	490,000	582,987
5% 7/1/34	115,000	136,499
5% 7/1/42	1,650,000	1,916,772
(Providence Health Systems Proj.) Series 2012 A, 5% 10/1/25	885,000	963,986
Series 2015:
5% 1/1/25	345,000	400,994
5% 1/1/27	400,000	467,384
Series 2017, 4% 8/15/42	2,055,000	2,029,724
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/27	370,000	417,656
5% 10/1/28	380,000	427,268
5% 10/1/35	390,000	424,687
5% 10/1/36	590,000	641,330
5% 10/1/40	580,000	624,973

TOTAL WASHINGTON		21,119,155

West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (a)(c)	535,000	535,282
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A:
5% 1/1/31	280,000	344,473
5% 1/1/32	230,000	281,150

TOTAL WEST VIRGINIA		1,160,905

Wisconsin - 1.7%
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/21 (d)	50,000	50,085
5% 5/15/25 (d)	190,000	199,523
5% 5/15/28 (d)	230,000	243,685
5.25% 5/15/37 (d)	70,000	73,322
5.25% 5/15/42 (d)	85,000	88,319
5.25% 5/15/47 (d)	85,000	87,814
5.25% 5/15/52 (d)	160,000	164,822
Pub. Fin. Auth. Edl. Facilities:
Series 2016:
5% 1/1/37	1,110,000	1,103,840
5% 1/1/42	890,000	861,529
Series 2018 A:
5.25% 10/1/43	1,595,000	1,689,233
5.25% 10/1/48	1,595,000	1,680,811
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	1,450,000	1,735,650
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (d)	150,000	149,580
5% 10/1/48 (d)	180,000	177,307
5% 10/1/53 (d)	310,000	302,613
Roseman Univ. of Health (Roseman Univ. of Health Sciences Proj.) Series 2020, 5% 4/1/40 (d)	325,000	329,989
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	860,000	1,009,735
Bonds Series 2018 B, 5%, tender 1/26/22 (a)	850,000	910,308
Series 2010:
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	200,000	200,000
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	340,000	340,000
Series 2014:
4% 5/1/33	605,000	639,231
5% 5/1/22	135,000	144,767
Series 2016 A:
5% 2/15/28	410,000	480,778
5% 2/15/29	530,000	619,665
5% 2/15/30	585,000	681,402
Series 2017 A:
5% 9/1/29	1,000,000	1,181,200
5% 9/1/31	170,000	198,407
5% 9/1/33	295,000	339,690
5% 9/1/35	325,000	370,845
Series 2018, 5% 4/1/34	2,000,000	2,494,620
Series 2019 A:
2.25% 11/1/26	305,000	285,001
5% 11/1/26	355,000	370,425
5% 11/1/27	225,000	234,945
5% 11/1/46	1,015,000	977,536
5% 11/1/54	325,000	305,247
Series 2019 B1, 2.825% 11/1/28	345,000	326,132
Series 2019 B2, 2.55% 11/1/27	220,000	206,721
Series 2019:
5% 10/1/30	405,000	504,201
5% 10/1/32	850,000	1,043,732
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010, 5.5% 7/1/40 (Pre-Refunded to 7/1/20 @ 100)	495,000	495,000
Series 2013 B, 5% 7/1/27 (Pre-Refunded to 7/1/23 @ 100)	205,000	232,607
Series 2012:
4% 10/1/23	430,000	453,715
5% 6/1/27	385,000	408,943

TOTAL WISCONSIN		24,392,975

TOTAL MUNICIPAL BONDS
(Cost $1,314,721,577)		1,380,321,455

Municipal Notes - 0.1%
New York - 0.1%
New York Metropolitan Trans. Auth. Rev. BAN Series 2019 B, 5% 5/15/22
(Cost $1,034,304)	1,000,000	1,044,210
	Shares	Value

Money Market Funds - 2.9%
Fidelity Municipal Cash Central Fund .18% (g)(h)
(Cost $41,669,973)	41,665,833	41,669,940
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $1,357,425,854)		1,423,035,605
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(15,896,209)
NET ASSETS - 100%		$1,407,139,396

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,860,385 or 0.8% of net assets.

 (e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$141,897
Total	$141,897

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$1,381,365,665	$--	$1,381,365,665	$--
Money Market Funds	41,669,940	41,669,940	--	--
Total Investments in Securities:	$1,423,035,605	$41,669,940	$1,381,365,665	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Health Care	23.6%
Transportation	21.1%
General Obligations	20.3%
Education	11.8%
Electric Utilities	5.7%
Others* (Individually Less Than 5%)	17.5%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,315,755,881)	$1,381,365,665
Fidelity Central Funds (cost $41,669,973)	41,669,940
Total Investment in Securities (cost $1,357,425,854)		$1,423,035,605
Cash		104,519
Receivable for fund shares sold		1,095,868
Interest receivable		15,366,139
Distributions receivable from Fidelity Central Funds		9,410
Receivable from investment adviser for expense reductions		34,594
Other receivables		3,831
Total assets		1,439,649,966
Liabilities
Payable for investments purchased on a delayed delivery basis	$27,460,493
Payable for fund shares redeemed	1,811,405
Distributions payable	2,789,286
Accrued management fee	413,530
Other payables and accrued expenses	35,856
Total liabilities		32,510,570
Net Assets		$1,407,139,396
Net Assets consist of:
Paid in capital		$1,336,913,847
Total accumulated earnings (loss)		70,225,549
Net Assets		$1,407,139,396
Net Asset Value, offering price and redemption price per share ($1,407,139,396 ÷ 133,068,664 shares)		$10.57

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Interest		$19,123,710
Income from Fidelity Central Funds		141,897
Total income		19,265,607
Expenses
Management fee	$2,309,235
Custodian fees and expenses	14,615
Independent trustees' fees and expenses	2,149
Registration fees	72,870
Audit	32,933
Legal	820
Miscellaneous	4,819
Total expenses before reductions	2,437,441
Expense reductions	(92,130)
Total expenses after reductions		2,345,311
Net investment income (loss)		16,920,296
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,611,875
Total net realized gain (loss)		4,611,875
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(14,025,415)
Fidelity Central Funds	36
Total change in net unrealized appreciation (depreciation)		(14,025,379)
Net gain (loss)		(9,413,504)
Net increase (decrease) in net assets resulting from operations		$7,506,792

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,920,296	$34,274,258
Net realized gain (loss)	4,611,875	8,577,828
Change in net unrealized appreciation (depreciation)	(14,025,379)	57,075,708
Net increase (decrease) in net assets resulting from operations	7,506,792	99,927,794
Distributions to shareholders	(17,515,276)	(41,542,222)
Share transactions
Proceeds from sales of shares	673,791,317	356,747,223
Reinvestment of distributions	9,176,987	35,059,787
Cost of shares redeemed	(524,553,713)	(299,952,254)
Net increase (decrease) in net assets resulting from share transactions	158,414,591	91,854,756
Total increase (decrease) in net assets	148,406,107	150,240,328
Net Assets
Beginning of period	1,258,733,289	1,108,492,961
End of period	$1,407,139,396	$1,258,733,289
Other Information
Shares
Sold	64,504,139	33,890,240
Issued in reinvestment of distributions	862,737	3,301,207
Redeemed	(49,909,423)	(28,244,430)
Net increase (decrease)	15,457,453	8,947,017

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.70	$10.20	$10.00
Income from Investment Operations
Net investment income (loss)B	.136	.296	.074
Net realized and unrealized gain (loss)	(.125)	.564	.193
Total from investment operations	.011	.860	.267
Distributions from net investment income	(.136)	(.296)	(.066)
Distributions from net realized gain	(.005)	(.064)	(.001)
Total distributions	(.141)	(.360)	(.067)
Net asset value, end of period	$10.57	$10.70	$10.20
Total ReturnC,D	.11%	8.51%	2.67%
Ratios to Average Net AssetsE,F
Expenses before reductions	.37%G	.44%	.59%G,H
Expenses net of fee waivers, if any	.36%G	.36%	.36%G
Expenses net of all reductions	.36%G	.36%	.36%G
Net investment income (loss)	2.59%G	2.80%	2.90%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,407,139	$1,258,733	$1,108,493
Portfolio turnover rateI	31%G	21%	7%J,K

 A For the period October 2, 2018 (commencement of operations) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Audit fees are not annualized.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020

1. Organization.

Fidelity SAI Municipal Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds and market discount.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$71,085,652
Gross unrealized depreciation	(5,414,347)
Net unrealized appreciation (depreciation)	$65,671,305
Tax cost	$1,357,364,300

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Municipal Income Fund	354,429,583	194,428,220

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity SAI Municipal Income Fund	$1,564

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .36% of average net assets. This reimbursement will remain in place through April 30, 2021. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $83,281.

In addition, through arrangements with the Fund's custodian credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $7,096.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $1,753.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Actual	.36%	$1,000.00	$1,001.10	$1.79
Hypothetical-C		$1,000.00	$1,023.07	$1.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SIM-SANN-0820
1.9887614.101

Fidelity® International Bond Index Fund

Semi-Annual Report

June 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of June 30, 2020
Japan	14.4%
Korea (South)	10.2%
France	9.8%
Canada	6.5%
Multi-National	5.9%
Italy	5.9%
United Kingdom	5.7%
Germany	5.5%
United States of America*	4.8%
Other	31.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and include the effect of futures contracts, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Quality Diversification (% of fund's net assets)

As of June 30, 2020
AAA	16.9%
AA	17.5%
A	23.4%
BBB	16.2%
BB and Below	0.8%
Not Rated	22.8%
Short-Term Investments and Net Other Assets	2.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2020*
Corporate Bonds	25.5%
Government Obligations	65.4%
Supranational Obligations	6.7%
Short-Term Investments and Net Other Assets (Liabilities)	2.4%

 * Foreign Currency Contracts - (97.5)%

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.5%
		Principal Amount	Value
Australia - 0.6%
New South Wales Treasury Corp.:
1% 2/8/24	AUD	$160,000	$112,391
1.25% 3/20/25	AUD	164,000	116,360
Western Australia Treasury Corp. 3% 10/21/26	AUD	52,000	40,718

TOTAL AUSTRALIA			269,469

Austria - 0.5%
Autobahn Schnell AG 0.625% 9/15/22 (Reg. S)	EUR	130,000	149,329
OMV AG 2.375% 4/9/32 (Reg. S)	EUR	76,000	97,758

TOTAL AUSTRIA			247,087

Belgium - 0.8%
Anheuser-Busch InBev SA NV:
1.5% 4/18/30 (Reg. S)	EUR	49,000	56,781
2% 3/17/28 (Reg. S)	EUR	32,000	38,704
2.25% 5/24/29 (Reg. S)	GBP	53,000	67,823
Belfius Bank SA/NV 0% 8/28/26 (Reg. S)	EUR	100,000	108,645
KBC Groep NV 0.5% 12/3/29 (a)	EUR	100,000	108,392

TOTAL BELGIUM			380,345

Canada - 2.8%
Bank of Montreal 3.19% 3/1/28	CAD	65,000	54,078
Bank of Nova Scotia:
1.375% 12/5/23 (Reg. S)	GBP	134,000	168,440
3.1% 2/2/28	CAD	85,000	70,382
Bell Canada:
3% 10/3/22	CAD	100,000	76,476
4.45% 2/27/47	CAD	40,000	35,628
Canadian Imperial Bank of Commerce 2.43% 6/9/23	CAD	91,000	69,354
Export Development Canada 1% 12/15/20 (Reg. S)	GBP	100,000	124,357
Hydro One, Inc. 3.02% 4/5/29	CAD	30,000	24,553
Hydro-Quebec 5% 2/15/50	CAD	50,000	62,129
Pembina Pipeline Corp. 3.62% 4/3/29	CAD	80,000	63,403
Royal Bank of Canada 2.609% 11/1/24	CAD	102,000	78,671
TELUS Corp. 3.95% 2/16/50	CAD	33,000	26,839
The Toronto-Dominion Bank:
0.375% 1/12/21 (Reg. S)	EUR	190,000	214,263
1.943% 3/13/25	CAD	142,000	106,771
2.496% 12/2/24	CAD	60,000	46,189
TransCanada PipeLines Ltd.:
3% 9/18/29	CAD	30,000	23,245
4.18% 7/3/48	CAD	33,000	26,970

TOTAL CANADA			1,271,748

Finland - 0.9%
Nordea Bank Finland PLC 1% 11/5/24 (Reg. S)	EUR	180,000	214,170
OP Mortgage Bank PLC 1% 11/28/24 (Reg. S)	EUR	170,000	202,332

TOTAL FINLAND			416,502

France - 3.0%
AXA SA 3.375% 7/6/47 (Reg. S) (a)	EUR	100,000	123,027
Banque Federative du Credit Mutuel SA 1.25% 5/26/27 (Reg. S)	EUR	100,000	119,963
BPCE SA 0.25% 1/15/26 (Reg. S)	EUR	100,000	111,519
Caisse d'Amort de la Dette Sociale 0.125% 10/25/23 (Reg. S)	EUR	100,000	114,308
Credit Agricole SA 2.625% 3/17/27 (Reg. S)	EUR	107,000	129,305
Dexia Credit Local SA:
0.625% 2/3/24 (Reg. S)	EUR	100,000	115,854
0.75% 1/25/23 (Reg. S)	EUR	100,000	115,264
Oseo SA 0.125% 11/25/23 (Reg. S)	EUR	100,000	114,014
RCI Banque SA:
0.75% 4/10/23 (Reg. S)	EUR	41,000	44,725
1.625% 5/26/26 (Reg. S)	EUR	37,000	40,533
RTE EdF Transport SA 0% 9/9/27 (Reg. S)	EUR	100,000	109,864
Societe Generale SFH 0.25% 9/11/23 (Reg. S)	EUR	100,000	114,498
UNEDIC 1.25% 10/21/27 (Reg. S)	EUR	100,000	123,649

TOTAL FRANCE			1,376,523

Germany - 3.8%
Bremen Freie Hansestadt 0.4% 8/20/49 (Reg. S)	EUR	29,000	33,489
Commerzbank AG:
0.01% 3/11/30	EUR	53,000	60,330
0.5% 12/4/26 (Reg. S)	EUR	58,000	64,112
Daimler AG:
0.375% 11/8/26 (Reg. S)	EUR	23,000	24,345
1.125% 8/8/34 (Reg. S)	EUR	27,000	27,932
1.5% 7/3/29 (Reg. S)	EUR	44,000	49,852
2.625% 4/7/25 (Reg. S)	EUR	32,000	38,255
Deutsche Bahn Finance BV 1.375% 7/7/25 (Reg. S)	GBP	28,000	35,745
Deutsche Bank AG 2.625% 12/16/24 (Reg. S)	GBP	100,000	124,397
Deutsche Telekom AG 3.125% 2/6/34 (Reg. S)	GBP	60,000	85,834
E.ON AG 0.25% 10/24/26 (Reg. S)	EUR	69,000	76,890
KfW:
0% 9/30/26 (Reg. S)	EUR	70,000	80,854
0.01% 5/5/27 (Reg. S)	EUR	38,000	43,925
0.875% 9/15/26 (Reg. S)	GBP	43,000	55,039
1.25% 8/28/23	NOK	380,000	40,386
1.375% 12/9/24 (Reg. S)	GBP	35,000	45,552
1.375% 2/2/28	SEK	310,000	35,925
1.5% 7/24/24	AUD	82,000	58,389
2.9% 6/6/22	AUD	167,000	120,565
3.2% 9/11/26	AUD	118,000	92,611
Land Niedersachsen 1.125% 9/12/33 (Reg. S)	EUR	70,000	89,937
Land Nordrhein-Westfalen:
0.5% 11/25/39 (Reg. S)	EUR	72,000	85,785
0.625% 7/21/31 (Reg. S)	EUR	24,000	29,063
0.8% 7/30/49 (Reg. S)	EUR	20,000	25,471
Landwirtschaftliche Rentenbank:
0.05% 12/18/29 (Reg. S)	EUR	42,000	48,358
0.875% 12/15/26 (Reg. S)	GBP	19,000	24,280
2.6% 3/23/27 (Reg. S)	AUD	60,000	45,471
UniCredit Bank AG:
0.25% 1/15/32 (Reg. S)	EUR	39,000	45,320
0.85% 5/22/34 (Reg. S)	EUR	102,000	127,326
Volkswagen Financial Services AG 3.375% 4/6/28 (Reg. S)	EUR	32,000	40,093

TOTAL GERMANY			1,755,531

Ireland - 0.3%
GE Capital European Funding 4.625% 2/22/27	EUR	100,000	128,533
Italy - 0.8%
Assicurazioni Generali SpA 5.5% 10/27/47 (Reg. S) (a)	EUR	100,000	127,858
Intesa Sanpaolo SpA 0.875% 6/27/22 (Reg. S)	EUR	100,000	112,386
Snam Rete Gas SpA 0% 5/12/24 (Reg. S)	EUR	110,000	122,119

TOTAL ITALY			362,363

Luxembourg - 0.8%
European Financial Stability Facility 2.25% 9/5/22 (Reg. S)	EUR	190,000	226,848
Medtronic Global Holdings SCA 0.25% 7/2/25	EUR	100,000	111,716
Nestle Finance International Ltd. 1.25% 11/2/29 (Reg. S)	EUR	30,000	37,002

TOTAL LUXEMBOURG			375,566

Mexico - 0.7%
America Movil S.A.B. de CV:
0.75% 6/26/27	EUR	100,000	110,245
1.5% 3/10/24	EUR	100,000	102,620
Petroleos Mexicanos 4.75% 2/26/29 (Reg. S)	EUR	100,000	94,655

TOTAL MEXICO			307,520

Netherlands - 2.6%
Bank Nederlandse Gemeenten NV:
1% 6/17/22 (Reg. S)	GBP	104,000	130,719
2.25% 8/30/22	EUR	140,000	166,288
BAT Netherlands Finance BV 3.125% 4/7/28 (Reg. S)	EUR	100,000	124,196
BMV Finance NV:
0.625% 10/6/23 (Reg. S)	EUR	32,000	36,272
1.5% 2/6/29 (Reg. S)	EUR	86,000	101,341
ENEL Finance International NV 0.375% 6/17/27 (Reg. S)	EUR	100,000	110,907
JAB Holdings BV 2.5% 6/25/29	EUR	100,000	121,382
Nederlandse Waterschapsbank NV 3.3% 5/2/29 (Reg. S)	AUD	40,000	31,800
Rabobank Nederland 1.25% 3/23/26 (Reg. S)	EUR	79,000	94,832
RWE Finance BV 1.5% 7/31/29 (Reg. S)	EUR	34,000	40,861
Siemens Financieringsmaatschappij NV:
0.125% 9/5/29 (Reg. S)	EUR	24,000	26,219
1.75% 2/28/39 (Reg. S)	EUR	23,000	28,727
Volkswagen Financial Services AG 2.25% 4/12/25 (Reg. S)	GBP	26,000	32,783
Volkswagen International Finance NV:
1.125% 10/2/23 (Reg. S)	EUR	100,000	112,283
1.625% 1/16/30 (Reg. S)	EUR	45,000	50,095

TOTAL NETHERLANDS			1,208,705

Norway - 1.1%
Eika BoligKreditt A/S 0.625% 10/28/21 (Reg. S)	EUR	135,000	153,667
Kommunalbanken A/S 1.5% 12/15/23 (Reg. S)	GBP	100,000	128,866
Telenor ASA:
0% 9/25/23 (Reg. S)	EUR	100,000	112,098
0.75% 5/31/26 (Reg. S)	EUR	100,000	115,538

TOTAL NORWAY			510,169

Spain - 0.5%
Banco Bilbao Vizcaya Argentaria SA 2.575% 2/22/29 (Reg. S) (a)	EUR	100,000	114,172
Santander Issuances, SA Unipersonal 3.125% 1/19/27 (Reg. S)	EUR	100,000	121,062

TOTAL SPAIN			235,234

Sweden - 1.1%
Lansforsakringar Hypotek AB:
1.25% 9/17/25	SEK	400,000	45,003
1.5% 9/16/26 (Reg. S)	SEK	400,000	45,751
Skandinaviska Enskilda Banken AB 0.75% 11/15/27 (Reg. S)	EUR	100,000	119,861
Swedbank Hypotek AB:
0.45% 8/23/23 (Reg. S)	EUR	190,000	218,693
1% 9/18/24 (Reg. S)	SEK	800,000	88,724

TOTAL SWEDEN			518,032

Switzerland - 0.5%
Credit Suisse Group AG 1.25% 7/17/25 (Reg. S) (a)	EUR	100,000	114,441
Pfandbrief Schweiz Hypo 0% 7/29/24 (Reg. S)	CHF	40,000	42,590
Pfandbriefbank Schweizerischer Hypothekarinstitute AG:
0.1% 12/3/31 (Reg. S)	CHF	40,000	42,277
0.5% 11/24/28 (Reg. S)	CHF	40,000	44,072

TOTAL SWITZERLAND			243,380

United Kingdom - 2.3%
Barclays PLC 2% 2/7/28 (Reg. S) (a)	EUR	335,000	368,634
HSBC Holdings PLC 3% 7/22/28 (a)	GBP	110,000	144,269
LCR Finance PLC 5.1% 3/7/51	GBP	20,000	51,735
Lloyds Bank PLC 0.125% 9/23/29 (Reg. S)	EUR	100,000	113,529
Lloyds Banking Group PLC:
0.625% 1/15/24 (a)	EUR	100,000	111,586
2.25% 10/16/24	GBP	100,000	127,712
Royal Bank of Scotland Group PLC 3 month EURIBOR + 1.080% 1.75% 3/2/26 (Reg. S) (a)(b)	EUR	110,000	126,440

TOTAL UNITED KINGDOM			1,043,905

United States of America - 2.4%
AT&T, Inc. 0.25% 3/4/26	EUR	100,000	108,186
Citigroup, Inc. 2.75% 1/24/24	GBP	204,000	265,453
Ford Motor Credit Co. LLC 2.33% 11/25/25	EUR	100,000	98,801
General Electric Co. 0.875% 5/17/25	EUR	110,000	118,998
Goldman Sachs Group, Inc.:
2% 11/1/28 (Reg. S)	EUR	51,000	61,866
3.125% 7/25/29 (Reg. S)	GBP	27,000	36,923
IBM Corp. 0.5% 9/7/21	EUR	140,000	158,050
Thermo Fisher Scientific, Inc. 0.125% 3/1/25	EUR	100,000	110,687
Wells Fargo & Co. 2.125% 9/24/31 (Reg. S)	GBP	110,000	139,897

TOTAL UNITED STATES OF AMERICA			1,098,861

TOTAL NONCONVERTIBLE BONDS
(Cost $11,573,384)			11,749,473

Government Obligations - 65.4%
Australia - 0.5%
Australian Commonwealth:
3% 3/21/47	AUD	48,000	42,135
3.25% 4/21/25 (Reg. S)	AUD	56,000	43,895
Queensland Treasury Corp.:
1.75% 8/21/31 (Reg. S) (c)	AUD	111,000	78,451
3.5% 8/21/30 (Reg. S) (c)	AUD	58,000	48,094

TOTAL AUSTRALIA			212,575

Austria - 1.5%
Austrian Republic:
0% 9/20/22 (Reg. S) (c)	EUR	41,000	46,683
0% 7/15/24 (Reg. S) (c)	EUR	92,000	105,640
0% 2/20/30 (Reg. S) (c)	EUR	32,000	36,656
0.5% 2/20/29 (Reg. S) (c)	EUR	88,000	105,501
0.75% 10/20/26 (Reg. S) (c)	EUR	70,000	84,600
0.75% 2/20/28 (Reg. S) (c)	EUR	65,000	79,141
1.2% 10/20/25 (Reg. S) (c)	EUR	77,000	94,413
2.4% 5/23/34(Reg. S) (c)	EUR	40,000	59,927
3.15% 6/20/44(Reg. S) (c)	EUR	10,000	18,904
4.15% 3/15/37 (c)	EUR	20,000	37,629

TOTAL AUSTRIA			669,094

Belgium - 1.8%
Belgian Kingdom:
0.1% 6/22/30 (Reg. S)	EUR	139,000	159,524
0.2% 10/22/23 (Reg. S) (c)	EUR	109,000	125,595
0.5% 10/22/24 (Reg. S) (c)	EUR	32,000	37,525
0.8% 6/22/25 (Reg. S) (c)	EUR	105,000	125,515
0.8% 6/22/27 (c)	EUR	39,000	47,260
1% 6/22/26 (Reg. S) (c)	EUR	32,000	38,970
1.25% 4/22/33 (Reg. S)	EUR	24,000	31,151
1.6% 6/22/47 (c)	EUR	30,000	42,177
1.7% 6/22/50 (c)	EUR	23,000	33,398
1.9% 6/22/38(Reg. S) (c)	EUR	22,000	31,529
3.75% 6/22/45(Reg. S)	EUR	20,000	39,377
4% 3/28/32	EUR	30,000	49,570
5.5% 3/28/28	EUR	40,000	65,260

TOTAL BELGIUM			826,851

Canada - 3.7%
Alberta Province:
2.05% 6/1/30	CAD	129,000	99,121
2.55% 12/15/22	CAD	160,000	123,421
Canadian Government:
1% 6/1/27	CAD	58,000	44,430
1.25% 11/1/21	CAD	170,000	126,866
1.25% 6/1/30	CAD	162,000	127,641
1.5% 8/1/21	CAD	20,000	14,936
1.5% 9/1/24	CAD	58,000	44,780
1.75% 3/1/23	CAD	340,000	260,249
2% 6/1/28	CAD	50,000	41,280
New Brunswick Province 3.05% 8/14/50	CAD	33,000	29,320
Newfoundland Province 3.3% 10/17/46	CAD	50,000	41,289
Ontario Province:
0.375% 6/14/24 (Reg. S)	EUR	100,000	114,460
2.05% 6/2/30	CAD	59,000	46,365
2.3% 9/8/24	CAD	53,000	41,492
2.4% 6/2/26	CAD	49,000	39,034
2.65% 12/2/50	CAD	49,000	42,416
2.7% 6/2/29	CAD	83,000	68,425
2.8% 6/2/48	CAD	33,000	28,861
Province of British Columbia 2.3% 6/18/26	CAD	210,000	166,926
Province of Quebec:
2.3% 9/1/29	CAD	54,000	43,317
3.5% 12/1/45	CAD	130,000	125,705
Saskatchewan Province 3.1% 6/2/50	CAD	37,000	33,148

TOTAL CANADA			1,703,482

Chile - 0.3%
Chilean Republic 1.875% 5/27/30	EUR	100,000	122,146
Croatia - 0.3%
Croatia Republic 2.7% 6/15/28	EUR	100,000	125,340
Cyprus - 0.1%
Republic of Cyprus 2.75% 6/27/24 (Reg. S)	EUR	32,000	39,547
Czech Republic - 0.4%
Czech Republic:
0.45% 10/25/23	CZK	4,310,000	181,793
0.75% 2/23/21	CZK	580,000	24,563

TOTAL CZECH REPUBLIC			206,356

Denmark - 1.0%
Danish Kingdom:
0.25% 11/15/20	DKK	1,420,000	214,605
0.25% 11/15/22 (Reg. S) (c)	DKK	554,000	85,126
0.5% 11/15/27	DKK	907,000	145,992
0.5% 11/15/29(Reg. S) (c)	DKK	170,000	27,658

TOTAL DENMARK			473,381

Finland - 0.6%
Finnish Government:
0% 9/15/23 (Reg. S) (c)	EUR	209,000	239,324
2.625% 7/4/42 (c)	EUR	20,000	34,592

TOTAL FINLAND			273,916

France - 6.8%
French Government:
0% 2/25/22(Reg. S)	EUR	178,000	202,002
0% 2/25/23 (Reg. S)	EUR	36,000	41,080
0% 3/25/25(Reg. S)	EUR	344,000	395,956
0% 11/25/29 (Reg. S)	EUR	109,000	124,501
0.25% 11/25/26(Reg. S)	EUR	118,000	138,158
0.5% 5/25/25	EUR	182,000	214,841
0.5% 5/25/26	EUR	33,000	39,173
0.5% 5/25/29 (Reg. S)	EUR	39,000	46,634
0.5% 5/25/40 (Reg. S) (c)	EUR	36,000	41,475
0.75% 5/25/28 (Reg. S)	EUR	32,000	38,944
1% 11/25/25(Reg. S)	EUR	36,000	43,727
1% 5/25/27	EUR	122,000	150,055
1.25% 5/25/34(Reg. S)	EUR	137,000	178,443
1.25% 5/25/36(Reg. S) (c)	EUR	201,000	263,046
1.5% 5/25/31(Reg. S)	EUR	96,000	126,619
1.5% 5/25/50 (Reg. S) (c)	EUR	20,000	28,080
1.75% 6/25/39 (Reg. S) (c)	EUR	221,000	314,849
1.75% 5/25/66 (c)	EUR	33,000	52,567
2.5% 10/25/20	EUR	430,000	487,634
4.75% 4/25/35	EUR	100,000	189,097

TOTAL FRANCE			3,116,881

Germany - 1.7%
German Federal Republic:
0% 3/12/21 (Reg. S)	EUR	100,000	112,863
0% 4/8/22(Reg. S)	EUR	74,000	84,155
0% 8/15/26(Reg. S)	EUR	57,000	66,707
0% 8/15/29(Reg. S)	EUR	31,000	36,473
0% 2/15/30 (Reg. S)	EUR	58,000	68,183
0% 8/15/50	EUR	210,000	235,545
1.25% 8/15/48	EUR	20,000	30,496
2.5% 7/4/44	EUR	20,000	36,562
4% 1/4/37	EUR	40,000	77,094
4.75% 7/4/40	EUR	20,000	45,008

TOTAL GERMANY			793,086

Hungary - 0.1%
Hungarian Republic:
2.5% 10/24/24	HUF	11,820,000	39,618
3% 6/26/24	HUF	7,530,000	25,660

TOTAL HUNGARY			65,278

Indonesia - 1.1%
Indonesian Republic:
2.15% 7/18/24 (Reg. S)	EUR	129,000	149,415
2.625% 6/14/23	EUR	100,000	116,423
6.375% 4/15/42	IDR	900,000,000	51,663
7% 9/15/30	IDR	530,000,000	36,415
7.5% 4/15/40	IDR	492,000,000	33,882
8.125% 5/15/24	IDR	1,101,000,000	81,351
8.375% 4/15/39	IDR	323,000,000	23,742

TOTAL INDONESIA			492,891

Ireland - 0.6%
Irish Republic:
0% 10/18/22 (Reg. S)	EUR	40,000	45,468
0.9% 5/15/28 (Reg. S)	EUR	32,000	38,964
1% 5/15/26(Reg. S)	EUR	69,000	83,477
1.1% 5/15/29 (Reg. S)	EUR	36,000	39,869
1.5% 5/15/50 (Reg. S)	EUR	23,000	31,677
3.4% 3/18/24 (Reg.S)	EUR	28,000	35,979

TOTAL IRELAND			275,434

Israel - 0.5%
Israeli State:
1% 3/31/30	ILS	99,000	29,586
1.5% 11/30/23	ILS	264,000	79,605
1.5% 1/16/29 (Reg. S)	EUR	106,000	127,406
3.75% 3/31/47	ILS	30,000	12,793

TOTAL ISRAEL			249,390

Italy - 5.1%
Buoni del Tesoro Poliennali:
0.05% 4/15/21	EUR	65,000	73,141
0.05% 1/15/23 (c)	EUR	34,000	38,054
0.35% 2/1/25	EUR	32,000	35,543
0.85% 1/15/27 (Reg. S) (c)	EUR	81,000	90,645
0.95% 8/1/30 (Reg. S)	EUR	36,000	39,232
1.35% 4/1/30 (Reg. S)	EUR	96,000	109,111
1.45% 5/15/25	EUR	80,000	93,217
1.6% 6/1/26	EUR	138,000	162,109
1.65% 3/1/32 (c)	EUR	163,000	188,075
1.75% 7/1/24(Reg. S)	EUR	100,000	117,794
2.05% 8/1/27	EUR	32,000	38,564
2.25% 9/1/36 (Reg. S) (c)	EUR	143,000	172,701
2.3% 10/15/21	EUR	130,000	150,508
2.45% 9/1/33 (c)	EUR	39,000	48,451
2.5% 12/1/24	EUR	90,000	109,409
2.7% 3/1/47 (c)	EUR	82,000	102,076
3% 8/1/29	EUR	98,000	127,396
3.75% 9/1/24	EUR	80,000	101,584
3.85% 9/1/49 (c)	EUR	67,000	101,578
Italian Republic:
1.45% 3/1/36 (Reg. S) (c)	EUR	135,000	146,772
4.5% 3/1/26 (c)	EUR	50,000	67,652
5% 3/1/25 (c)	EUR	80,000	107,829
5% 8/1/34 (c)	EUR	20,000	31,876
5% 8/1/39 (c)	EUR	20,000	33,495
6.5% 11/1/27	EUR	50,000	77,660

TOTAL ITALY			2,364,472

Japan - 14.4%
Japan Government:
0.1% 12/20/21	JPY	9,350,000	86,921
0.1% 9/20/22	JPY	31,100,000	289,577
0.1% 3/20/23	JPY	15,150,000	141,204
0.1% 9/20/23	JPY	14,600,000	136,206
0.1% 6/20/24	JPY	20,250,000	189,203
0.1% 9/20/24	JPY	5,600,000	52,338
0.1% 3/20/26	JPY	19,900,000	186,376
0.1% 6/20/26	JPY	17,550,000	164,424
0.1% 9/20/26	JPY	20,350,000	190,728
0.1% 12/20/26	JPY	9,700,000	90,937
0.1% 3/20/27	JPY	13,300,000	124,771
0.1% 9/20/27	JPY	9,750,000	91,491
0.1% 12/20/27	JPY	7,850,000	73,663
0.1% 3/20/28	JPY	4,750,000	44,559
0.1% 6/20/28	JPY	6,750,000	63,299
0.1% 9/20/28	JPY	11,950,000	112,009
0.1% 12/20/28	JPY	4,300,000	40,272
0.1% 3/20/29	JPY	11,450,000	107,142
0.1% 6/20/29	JPY	3,900,000	36,447
0.1% 9/20/29	JPY	17,350,000	162,045
0.1% 12/20/29	JPY	7,900,000	73,688
0.1% 3/20/30	JPY	11,100,000	103,492
0.2% 6/20/36	JPY	57,250,000	521,985
0.3% 12/20/24	JPY	7,650,000	72,153
0.3% 6/20/39	JPY	3,750,000	34,082
0.3% 9/20/39	JPY	36,750,000	333,875
0.3% 12/20/39	JPY	21,950,000	199,192
0.3% 6/20/46	JPY	32,250,000	281,653
0.4% 6/20/25	JPY	12,550,000	119,078
0.4% 9/20/25	JPY	3,150,000	29,938
0.4% 3/20/36	JPY	28,300,000	266,358
0.4% 3/20/40	JPY	4,350,000	40,143
0.4% 6/20/49	JPY	9,150,000	80,624
0.4% 9/20/49	JPY	5,450,000	47,944
0.4% 3/20/50	JPY	8,550,000	75,042
0.4% 3/20/56	JPY	12,300,000	106,180
0.5% 9/20/36	JPY	10,500,000	100,133
0.5% 12/20/38	JPY	3,900,000	36,836
0.5% 9/20/46	JPY	6,350,000	58,273
0.5% 3/20/59	JPY	6,350,000	56,358
0.6% 12/20/36	JPY	12,050,000	116,565
0.6% 6/20/37	JPY	3,900,000	37,682
0.6% 12/20/37	JPY	6,700,000	64,638
0.7% 9/20/38	JPY	4,300,000	42,065
0.7% 6/20/48	JPY	2,700,000	25,861
0.8% 9/20/22	JPY	30,850,000	291,697
0.8% 9/20/47	JPY	10,200,000	100,329
1.2% 3/20/35	JPY	10,550,000	111,032
1.4% 3/20/55	JPY	5,500,000	63,399
1.6% 6/20/30	JPY	4,600,000	49,181
1.6% 3/20/33	JPY	4,300,000	46,977
1.6% 12/20/33	JPY	33,050,000	362,727
1.7% 12/20/22	JPY	28,850,000	279,346

TOTAL JAPAN			6,612,138

Korea (South) - 10.2%
Korean Republic:
1.125% 9/10/39	KRW	321,370,000	246,672
1.25% 12/10/22	KRW	164,870,000	138,713
1.375% 9/10/24	KRW	836,330,000	705,660
1.375% 12/10/29	KRW	41,420,000	34,446
1.5% 3/10/25	KRW	140,490,000	119,091
1.5% 12/10/26	KRW	32,000,000	27,043
1.5% 3/10/50	KRW	302,090,000	244,144
1.875% 3/10/22	KRW	28,940,000	24,557
1.875% 3/10/24	KRW	328,320,000	282,235
1.875% 6/10/26	KRW	389,870,000	336,591
1.875% 6/10/29	KRW	574,000,000	498,270
2% 9/10/22	KRW	672,950,000	575,059
2% 3/10/49	KRW	327,130,000	295,799
2.125% 3/10/47	KRW	29,200,000	26,954
2.25% 6/10/21	KRW	92,610,000	78,386
2.25% 9/10/23	KRW	448,940,000	389,491
2.375% 3/10/23	KRW	319,830,000	277,116
2.375% 12/10/27	KRW	50,660,000	45,350
2.375% 12/10/28	KRW	48,370,000	43,501
2.375% 9/10/38	KRW	42,420,000	39,745
2.625% 6/10/28	KRW	55,880,000	51,020
2.625% 3/10/48	KRW	48,020,000	48,893
3% 3/10/23	KRW	160,920,000	141,656
3.375% 9/10/23	KRW	41,520,000	37,244

TOTAL KOREA (SOUTH)			4,707,636

Latvia - 0.3%
Latvian Republic 1.375% 9/23/25 (Reg. S)	EUR	100,000	121,222
Lithuania - 0.1%
Lithuanian Republic 0.5% 6/19/29 (Reg. S)	EUR	32,000	37,907
Luxembourg - 0.1%
Grand Duchy of Luxembourg 0% 4/28/25 (Reg. S)	EUR	35,000	40,277
Malaysia - 0.4%
Malaysian Government:
3.478% 6/14/24	MYR	170,000	41,255
3.9% 11/30/26	MYR	152,000	37,933
3.906% 7/15/26	MYR	171,000	42,595
4.736% 3/15/46	MYR	90,000	23,106
4.921% 7/6/48	MYR	50,000	13,259
4.935% 9/30/43	MYR	150,000	39,812

TOTAL MALAYSIA			197,960

Mexico - 1.0%
United Mexican States:
1.125% 1/17/30	EUR	100,000	98,412
5.75% 3/5/26	MXN	1,481,000	66,000
6.75% 3/9/23	MXN	789,000	36,082
7.25% 12/9/21	MXN	4,204,000	189,344
8% 9/5/24	MXN	1,000,000	48,715
8% 11/7/47	MXN	780,000	37,730

TOTAL MEXICO			476,283

Netherlands - 1.5%
Dutch Government:
0% 1/15/24(Reg. S) (c)	EUR	180,000	206,758
0.25% 7/15/25 (c)	EUR	91,000	106,588
0.25% 7/15/29(Reg. S) (c)	EUR	31,000	36,753
0.5% 7/15/26(Reg. S) (c)	EUR	32,000	38,230
0.75% 7/15/27 (Reg. S) (c)	EUR	106,000	129,429
2.5% 1/15/33 (c)	EUR	80,000	120,886
4% 1/15/37 (c)	EUR	30,000	56,752

TOTAL NETHERLANDS			695,396

New Zealand - 0.1%
New Zealand Government:
1.5% 5/15/31	NZD	37,000	25,257
2.75% 4/15/25	NZD	58,000	41,521

TOTAL NEW ZEALAND			66,778

Norway - 0.1%
Norway Government Bond 1.5% 2/19/26 (Reg. S) (c)	NOK	295,000	32,531
Poland - 0.5%
Polish Government:
0% 2/10/25 (Reg. S)	EUR	41,000	46,035
1% 3/7/29 (Reg. S)	EUR	41,000	49,533
2% 3/8/49 (Reg. S)	EUR	17,000	23,964
2.5% 1/25/23	PLN	140,000	37,468
4% 10/25/23	PLN	97,000	27,457
4% 4/25/47	PLN	96,000	34,487

TOTAL POLAND			218,944

Portugal - 0.5%
Portugal Obrigacoes Do Tesouro:
1.95% 6/15/29 (Reg. S) (c)	EUR	32,000	40,888
2.875% 10/15/25 (Reg. S) (c)	EUR	22,000	28,571
2.875% 7/21/26(Reg. S) (c)	EUR	112,000	147,730
Portuguese Republic 2.25% 4/18/34 (c)	EUR	23,000	30,757

TOTAL PORTUGAL			247,946

Romania - 0.3%
Romanian Republic:
2.875% 5/26/28 (Reg. S)	EUR	32,000	37,435
3.875% 10/29/35 (Reg. S)	EUR	73,000	88,628

TOTAL ROMANIA			126,063

Russia - 0.4%
Ministry of Finance of the Russian Federation:
7.05% 1/19/28	RUB	3,503,000	53,713
7.6% 7/20/22	RUB	4,237,000	63,135
7.65% 4/10/30	RUB	2,661,000	42,365
7.7% 3/23/33	RUB	2,462,000	39,611

TOTAL RUSSIA			198,824

Singapore - 0.2%
Republic of Singapore:
2% 2/1/24	SGD	68,000	51,542
2.25% 8/1/36	SGD	50,000	41,031
2.75% 3/1/46	SGD	20,000	18,710

TOTAL SINGAPORE			111,283

Slovakia - 0.3%
Slovakia Republic:
0% 11/13/23	EUR	50,000	56,876
1.625% 1/21/31 (Reg. S)	EUR	32,000	41,951
3% 2/28/23 (Reg. S)	EUR	52,000	63,757

TOTAL SLOVAKIA			162,584

Slovenia - 0.2%
Republic of Slovenia 2.125% 7/28/25 (Reg. S)	EUR	64,000	80,333
Spain - 3.5%
Spanish Kingdom:
0% 4/30/23	EUR	32,000	36,243
0.25% 7/30/24(Reg. S) (c)	EUR	52,000	59,513
0.45% 10/31/22	EUR	23,000	26,339
0.5% 4/30/30 (Reg. S) (c)	EUR	14,000	15,849
0.6% 10/31/29 (Reg. S) (c)	EUR	32,000	36,720
1% 10/31/50 (Reg. S) (c)	EUR	36,000	37,549
1.25% 10/31/30 (Reg. S) (c)	EUR	82,000	99,221
1.4% 4/30/28 (Reg. S) (c)	EUR	100,000	122,597
1.45% 10/31/27 (c)	EUR	100,000	122,663
1.5% 4/30/27 (Reg. S) (c)	EUR	157,000	193,089
1.6% 4/30/25 (c)	EUR	147,000	178,941
1.85% 7/30/35 (Reg. S) (c)	EUR	180,000	231,983
1.95% 4/30/26 (Reg. S) (c)	EUR	40,000	50,080
1.95% 7/30/30 (Reg. S) (c)	EUR	26,000	33,551
2.15% 10/31/25 (Reg. S) (c)	EUR	44,000	55,267
2.35% 7/30/33 (Reg. S) (c)	EUR	70,000	95,062
2.7% 10/31/48 (c)	EUR	69,000	104,202
5.15% 10/31/28 (c)	EUR	80,000	125,812

TOTAL SPAIN			1,624,681

Sweden - 0.1%
Sweden Kingdom 0.75% 11/12/29 (c)	SEK	265,000	30,573
Switzerland - 0.7%
Switzerland Confederation:
0% 6/22/29 (Reg. S)	CHF	102,000	112,240
0% 6/26/34 (Reg. S)	CHF	24,000	26,368
0% 7/24/39 (Reg. S)	CHF	24,000	26,423
1.25% 5/28/26	CHF	35,000	41,017
2% 4/28/21 (Reg. S)	CHF	25,000	26,983
3.5% 4/8/33	CHF	45,000	71,259

TOTAL SWITZERLAND			304,290

Thailand - 1.0%
Kingdom of Thailand:
1.45% 12/17/24	THB	1,140,000	37,893
1.6% 12/17/29	THB	1,122,000	37,531
2.4% 12/17/23	THB	5,119,000	175,480
3.65% 6/20/31	THB	2,464,000	97,183
3.775% 6/25/32	THB	1,580,000	63,549
3.85% 12/12/25	THB	1,091,000	40,773

TOTAL THAILAND			452,409

United Kingdom - 3.4%
United Kingdom, Great Britain and Northern Ireland:
0.375% 10/22/30 (Reg. S)	GBP	73,000	91,816
0.625% 6/7/25	GBP	34,000	43,517
0.875% 10/22/29 (Reg. S)	GBP	176,000	232,988
1% 4/22/24(Reg. S)	GBP	70,000	90,264
1.25% 7/22/27	GBP	42,000	56,549
1.25% 10/22/41 (Reg. S)	GBP	97,000	135,068
1.5% 7/22/47	GBP	120,000	180,788
1.625% 10/22/54 (Reg. S)	GBP	118,000	192,272
1.75% 9/7/37 (Reg. S)	GBP	195,000	289,019
1.75% 1/22/49(Reg. S)	GBP	71,000	113,704
4.25% 9/7/39	GBP	13,000	26,863
4.25% 12/7/40	GBP	19,000	40,053
4.25% 12/7/55	GBP	30,000	80,603

TOTAL UNITED KINGDOM			1,573,504

TOTAL GOVERNMENT OBLIGATIONS
(Cost $29,768,480)			30,129,682

Supranational Obligations - 6.7%
African Development Bank:
0.125% 10/7/26	EUR	41,000	46,963
0.875% 5/24/28	EUR	52,000	63,157
Asian Development Bank:
0.2% 5/25/23	EUR	130,000	148,509
1.125% 12/15/25	GBP	32,000	41,447
1.375% 3/7/25	GBP	25,000	32,563
2.45% 1/17/24	AUD	65,000	47,684
Council of Europe Development Bank:
0% 4/9/27 (Reg. S)	EUR	33,000	37,824
0.125% 5/25/23	EUR	23,000	26,275
0.375% 10/27/22 (Reg. S)	EUR	49,000	56,117
1.125% 12/15/21 (Reg. S)	GBP	91,000	114,182
European Financial Stability Facility:
0% 11/17/22 (Reg. S)	EUR	79,000	90,009
0.05% 10/17/29 (Reg. S)	EUR	23,000	26,744
0.875% 4/10/35 (Reg. S)	EUR	146,000	184,527
1.45% 9/5/40 (Reg. S)	EUR	23,000	32,417
European Investment Bank:
0.05% 10/13/34 (Reg. S)	EUR	39,000	44,388
0.875% 12/15/23 (Reg. S)	GBP	145,000	184,085
1% 9/21/26 (Reg. S)	GBP	226,000	292,019
1.5% 1/26/24	NOK	370,000	39,746
1.75% 7/30/24 (Reg. S)	CAD	69,000	52,913
1.75% 11/12/26 (Reg. S)	SEK	240,000	27,943
2.375% 1/18/23 (Reg. S)	CAD	226,000	174,210
3% 9/28/22	EUR	220,000	267,259
European Stability Mechanism:
0% 1/17/22 (Reg. S)	EUR	39,000	44,159
0.01% 3/4/30	EUR	35,000	40,223
0.75% 9/5/28 (Reg. S)	EUR	48,000	58,793
1.125% 5/3/32 (Reg. S)	EUR	47,000	60,427
1.2% 5/23/33 (Reg. S)	EUR	37,000	48,179
European Union 1.125% 4/4/36 (Reg. S)	EUR	94,000	123,179
Inter-American Development Bank 3.15% 6/26/29	AUD	120,000	95,500
International Bank for Reconstruction & Development:
1% 12/19/22	GBP	19,000	24,023
1.2% 8/8/34	EUR	23,000	29,989
1.8% 7/26/24	CAD	87,000	66,892
2.2% 2/27/24	AUD	207,000	150,802
2.8% 1/13/21	AUD	37,000	25,859
2.8% 1/12/22	AUD	89,000	63,592
International Finance Corp.:
1.375% 9/13/24	CAD	142,000	107,531
3.15% 6/26/29 (Reg. S)	AUD	90,000	72,259
Nordic Investment Bank 1.125% 12/15/23 (Reg. S)	GBP	40,000	51,008
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $3,027,394)			3,093,396
		Shares	Value

Money Market Funds - 0.9%
Fidelity Cash Central Fund 0.12% (d)
(Cost $397,611)		397,531	397,611
TOTAL INVESTMENT IN SECURITIES - 98.5%
(Cost $44,766,869)			45,370,162
NET OTHER ASSETS (LIABILITIES) - 1.5%			669,573
NET ASSETS - 100%			$46,039,735

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
CAD	58,991	USD	43,316	Goldman Sachs Bank USA	7/2/20	$137
EUR	249,571	USD	280,493	Goldman Sachs Bank USA	7/2/20	(100)
USD	717	HUF	225,900	JPMorgan Chase Bank	7/2/20	0
USD	8,084	MXN	186,655	JPMorgan Chase Bank	7/2/20	(37)
USD	46,022	AUD	66,000	BNP Paribas	8/28/20	465
USD	2,056	AUD	3,000	Brown Brothers Harriman & Co.	8/28/20	(15)
USD	884,577	AUD	1,365,000	JPMorgan Chase Bank	8/28/20	(57,635)
USD	69,125	AUD	105,000	JPMorgan Chase Bank	8/28/20	(3,353)
USD	33,831	AUD	51,000	JPMorgan Chase Bank	8/28/20	(1,372)
USD	44,692	AUD	65,000	JPMorgan Chase Bank	8/28/20	(175)
USD	45,422	AUD	66,000	Royal Bank Of Canada	8/28/20	(135)
USD	102,607	AUD	149,000	State Street Bank And Trust Company	8/28/20	(242)
USD	54,528	CAD	74,000	BNP Paribas	8/28/20	13
USD	43,513	CAD	60,000	Citibank NA	8/28/20	(688)
USD	58,260	CAD	79,000	Citibank NA	8/28/20	61
USD	75,637	CAD	103,000	Goldman Sachs Bank USA	8/28/20	(242)
USD	51,408	CAD	72,000	JPMorgan Chase Bank	8/28/20	(1,633)
USD	170,793	CAD	237,000	JPMorgan Chase Bank	8/28/20	(3,802)
USD	46,192	CAD	62,000	JPMorgan Chase Bank	8/28/20	517
USD	42,060	CAD	57,000	JPMorgan Chase Bank	8/28/20	69
USD	2,044,320	CAD	2,867,000	Royal Bank Of Canada	8/28/20	(67,765)
USD	67,737	CAD	92,000	Royal Bank Of Canada	8/28/20	(38)
USD	37,989	CAD	53,000	State Street Bank And Trust Company	8/28/20	(1,056)
USD	38,492	CHF	37,000	Royal Bank Of Canada	8/28/20	(628)
USD	42,311	CHF	41,000	State Street Bank And Trust Company	8/28/20	(1,038)
USD	343,419	CHF	333,000	State Street Bank And Trust Company	8/28/20	(8,659)
USD	41,764	CZK	980,000	Citibank NA	8/28/20	439
USD	154,807	CZK	3,935,000	State Street Bank And Trust Company	8/28/20	(11,124)
USD	415,589	DKK	2,860,000	Bank Of America NA	8/28/20	(16,167)
USD	42,242	DKK	280,000	Royal Bank Of Canada	8/28/20	(28)
USD	99,622	EUR	88,000	BNP Paribas	8/28/20	627
USD	251,201	EUR	221,000	BNP Paribas	8/28/20	2,589
USD	159,536	EUR	142,000	BNP Paribas	8/28/20	(206)
USD	98,775	EUR	88,000	BNP Paribas	8/28/20	(219)
USD	104,738	EUR	94,000	Bank Of America NA	8/28/20	(1,007)
USD	123,080	EUR	112,000	Goldman Sachs Bank USA	8/28/20	(2,913)
USD	475,992	EUR	423,000	Goldman Sachs Bank USA	8/28/20	142
USD	329,281	EUR	303,000	JPMorgan Chase Bank	8/28/20	(11,576)
USD	72,385	EUR	66,000	JPMorgan Chase Bank	8/28/20	(1,861)
USD	108,986	EUR	96,000	JPMorgan Chase Bank	8/28/20	992
USD	298,862	EUR	266,000	JPMorgan Chase Bank	8/28/20	(373)
USD	177,146	EUR	157,000	JPMorgan Chase Bank	8/28/20	530
USD	158,753	EUR	141,000	Royal Bank Of Canada	8/28/20	136
USD	45,534	EUR	42,000	State Street Bank And Trust Company	8/28/20	(1,714)
USD	17,614,042	EUR	16,253,000	State Street Bank And Trust Company	8/28/20	(669,632)
USD	87,163	EUR	80,000	State Street Bank And Trust Company	8/28/20	(2,832)
USD	353,079	EUR	321,000	State Street Bank And Trust Company	8/28/20	(8,027)
USD	123,253	EUR	112,000	State Street Bank And Trust Company	8/28/20	(2,740)
USD	129,842	EUR	116,000	State Street Bank And Trust Company	8/28/20	(651)
USD	307,604	EUR	271,000	State Street Bank And Trust Company	8/28/20	2,745
USD	131,433	EUR	116,000	State Street Bank And Trust Company	8/28/20	940
USD	206,381	EUR	183,000	State Street Bank And Trust Company	8/28/20	517
USD	95,600	EUR	85,000	State Street Bank And Trust Company	8/28/20	(20)
USD	48,898	GBP	39,000	BNP Paribas	8/28/20	557
USD	45,616	GBP	37,000	Bank Of America NA	8/28/20	(247)
USD	55,508	GBP	45,000	Brown Brothers Harriman & Co.	8/28/20	(270)
USD	47,665	GBP	38,000	Citibank NA	8/28/20	563
USD	44,137	GBP	35,000	Citibank NA	8/28/20	753
USD	142,751	GBP	115,000	Goldman Sachs Bank USA	8/28/20	205
USD	3,028,120	GBP	2,455,000	JPMorgan Chase Bank	8/28/20	(14,918)
USD	56,638	GBP	45,000	JPMorgan Chase Bank	8/28/20	859
USD	128,480	GBP	102,000	JPMorgan Chase Bank	8/28/20	2,048
USD	49,538	GBP	39,000	JPMorgan Chase Bank	8/28/20	1,197
USD	43,349	GBP	34,000	JPMorgan Chase Bank	8/28/20	1,205
USD	133,730	GBP	109,000	State Street Bank And Trust Company	8/28/20	(1,378)
USD	44,000	GBP	36,000	State Street Bank And Trust Company	8/28/20	(623)
USD	43,223	GBP	35,000	State Street Bank And Trust Company	8/28/20	(161)
USD	44,507	GBP	35,000	State Street Bank And Trust Company	8/28/20	1,123
USD	168,438	GBP	134,000	State Street Bank And Trust Company	8/28/20	2,342
USD	63,904	HUF	20,731,000	State Street Bank And Trust Company	8/28/20	(1,840)
USD	140,002	IDR	2,157,500,000	BNP Paribas	8/28/20	(10,041)
USD	33,164	IDR	509,700,000	JPMorgan Chase Bank	8/28/20	(2,283)
USD	44,365	IDR	638,900,000	JPMorgan Chase Bank	8/28/20	(67)
USD	42,649	ILS	147,000	Goldman Sachs Bank USA	8/28/20	148
USD	78,614	ILS	275,000	State Street Bank And Trust Company	8/28/20	(895)
USD	41,520	JPY	4,450,000	Brown Brothers Harriman & Co.	8/28/20	276
USD	122,497	JPY	13,300,000	Goldman Sachs Bank USA	8/28/20	(770)
USD	38,628	JPY	4,200,000	Goldman Sachs Bank USA	8/28/20	(298)
USD	57,668	JPY	6,150,000	Goldman Sachs Bank USA	8/28/20	669
USD	38,367	JPY	4,100,000	Goldman Sachs Bank USA	8/28/20	367
USD	128,103	JPY	13,750,000	JPMorgan Chase Bank	8/28/20	665
USD	39,024	JPY	4,200,000	JPMorgan Chase Bank	8/28/20	98
USD	63,421	JPY	6,900,000	JPMorgan Chase Bank	8/28/20	(529)
USD	37,144	JPY	4,050,000	JPMorgan Chase Bank	8/28/20	(392)
USD	39,232	JPY	4,300,000	JPMorgan Chase Bank	8/28/20	(621)
USD	41,057	JPY	4,400,000	JPMorgan Chase Bank	8/28/20	277
USD	50,245	JPY	5,400,000	Royal Bank Of Canada	8/28/20	197
USD	5,375,974	JPY	577,700,000	State Street Bank And Trust Company	8/28/20	21,744
USD	36,828	JPY	3,950,000	State Street Bank And Trust Company	8/28/20	219
USD	38,324	JPY	4,100,000	State Street Bank And Trust Company	8/28/20	324
USD	298,555	JPY	32,100,000	State Street Bank And Trust Company	8/28/20	1,047
USD	36,277	JPY	3,900,000	State Street Bank And Trust Company	8/28/20	131
USD	55,794	JPY	6,000,000	State Street Bank And Trust Company	8/28/20	185
USD	117,069	JPY	12,500,000	State Street Bank And Trust Company	8/28/20	1,217
USD	31,223	JPY	3,350,000	State Street Bank And Trust Company	8/28/20	175
USD	3,755,496	KRW	4,586,400,000	BNP Paribas	8/28/20	(68,369)
USD	54,185	KRW	66,800,000	Goldman Sachs Bank USA	8/28/20	(1,509)
USD	42,122	KRW	51,900,000	Goldman Sachs Bank USA	8/28/20	(1,149)
USD	97,740	KRW	121,200,000	Goldman Sachs Bank USA	8/28/20	(3,309)
USD	57,565	KRW	69,600,000	Goldman Sachs Bank USA	8/28/20	(463)
USD	58,112	KRW	71,400,000	JPMorgan Chase Bank	8/28/20	(1,417)
USD	34,395	KRW	41,400,000	JPMorgan Chase Bank	8/28/20	(122)
USD	74,309	KRW	89,800,000	JPMorgan Chase Bank	8/28/20	(561)
USD	52,844	KRW	63,500,000	JPMorgan Chase Bank	8/28/20	(98)
USD	42,204	KRW	50,630,000	JPMorgan Chase Bank	8/28/20	(8)
USD	85,841	KRW	105,400,000	State Street Bank And Trust Company	8/28/20	(2,035)
USD	57,234	KRW	69,700,000	State Street Bank And Trust Company	8/28/20	(877)
USD	100,377	KRW	121,300,000	State Street Bank And Trust Company	8/28/20	(756)
USD	44,489	KRW	53,400,000	State Street Bank And Trust Company	8/28/20	(33)
USD	327,240	MXN	7,948,000	State Street Bank And Trust Company	8/28/20	(15,872)
USD	44,406	MXN	998,000	State Street Bank And Trust Company	8/28/20	1,323
USD	120,460	MYR	524,000	Goldman Sachs Bank USA	8/28/20	(1,575)
USD	38,082	MYR	166,000	Goldman Sachs Bank USA	8/28/20	(578)
USD	38,997	MYR	168,000	Goldman Sachs Bank USA	8/28/20	(128)
USD	106,050	NOK	1,090,000	Bank Of America NA	8/28/20	(7,219)
USD	63,767	NZD	105,000	State Street Bank And Trust Company	8/28/20	(3,988)
USD	58,759	PLN	248,000	Bank Of America NA	8/28/20	(3,938)
USD	39,711	PLN	156,000	Citibank NA	8/28/20	273
USD	46,835	RUB	3,256,000	Citibank NA	8/28/20	1,395
USD	154,571	RUB	11,565,000	JPMorgan Chase Bank	8/28/20	(6,828)
USD	46,432	SEK	427,000	Bank Of America NA	8/28/20	575
USD	215,837	SEK	2,131,000	JPMorgan Chase Bank	8/28/20	(13,019)
USD	59,267	SGD	84,000	BNP Paribas	8/28/20	(1,017)
USD	52,911	SGD	74,000	State Street Bank And Trust Company	8/28/20	(196)
USD	302,880	THB	9,750,000	JPMorgan Chase Bank	8/28/20	(12,655)
USD	36,116	THB	1,154,000	JPMorgan Chase Bank	8/28/20	(1,230)
USD	41,953	THB	1,314,000	JPMorgan Chase Bank	8/28/20	(571)
USD	53,902	THB	1,673,000	JPMorgan Chase Bank	8/28/20	(241)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(1,011,721)
					Unrealized Appreciation	53,076
					Unrealized Depreciation	(1,064,797)

For the period, the average contract value for forward foreign currency contracts was $33,041,900. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

CHF – Swiss franc

CZK – Czech koruna

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HUF – Hungarian forint

IDR – Indonesian rupiah

ILS – Israeli shekel

JPY – Japanese yen

KRW – Korean won

MXN – Mexican peso

MYR – Malyasian ringgit

NOK – Norwegian krone

NZD – New Zealand dollar

PLN – Polish zloty

RUB – Russian ruble

SEK – Swedish krona

SGD – Singapore dollar

THB – Thai baht

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,062,074 or 13.2% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,912
Total	$1,912

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$11,749,473	$--	$11,749,473	$--
Government Obligations	30,129,682	--	30,129,682	--
Supranational Obligations	3,093,396	--	3,093,396	--
Money Market Funds	397,611	397,611	--	--
Total Investments in Securities:	$45,370,162	$397,611	$44,972,551	$--
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$53,076	$--	$53,076	$--
Liabilities
Forward Foreign Currency Contracts	$(1,064,797)	$--	$(1,064,797)	$--
Total Derivative Instruments:	$(1,011,721)	$--	$(1,011,721)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Foreign Exchange Risk
Forward Foreign Currency Contracts(a)	$53,076	$(1,064,797)
Total Foreign Exchange Risk	53,076	(1,064,797)
Total Value of Derivatives	$53,076	$(1,064,797)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received(a)	Collateral Pledged(b)	Net
State Street Bank And Trust Company	$34,032	$(736,389)	$--	$573,000	$(129,357)
JPMorgan Chase Bank	8,457	(137,377)	--	128,920	--
BNP Paribas	4,251	(79,852)	--	--	(75,601)
Citibank NA	3,484	(688)	--	--	2,796
Goldman Sachs Bank USA	1,668	(13,034)	--	--	(11,366)
Bank Of America NA	575	(28,578)	--	--	(28,003)
Royal Bank Of Canada	333	(68,594)	--	--	(68,261)
Brown Brothers Harriman & Co.	276	(285)	--	--	(9)
Total	$53,076	$(1,064,797)

 (a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.

 (b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $44,369,258)	$44,972,551
Fidelity Central Funds (cost $397,611)	397,611
Total Investment in Securities (cost $44,766,869)		$45,370,162
Foreign currency held at value (cost $12,372)		12,114
Unrealized appreciation on forward foreign currency contracts		53,076
Receivable for fund shares sold		1,943,468
Interest receivable		216,556
Distributions receivable from Fidelity Central Funds		64
Total assets		47,595,440
Liabilities
Payable for investments purchased	$421,521
Unrealized depreciation on forward foreign currency contracts	1,064,797
Payable for fund shares redeemed	67,303
Accrued management fee	2,084
Total liabilities		1,555,705
Net Assets		$46,039,735
Net Assets consist of:
Paid in capital		$45,632,398
Total accumulated earnings (loss)		407,337
Net Assets		$46,039,735
Net Asset Value, offering price and redemption price per share ($46,039,735 ÷ 4,584,967 shares)		$10.04

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Interest		$83,805
Income from Fidelity Central Funds		1,912
Total income		85,717
Expenses
Management fee	$8,974
Independent trustees' fees and expenses	40
Commitment fees	2
Total expenses		9,016
Net investment income (loss)		76,701
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,164
Fidelity Central Funds	(113)
Forward foreign currency contracts	827,071
Foreign currency transactions	(3,298)
Total net realized gain (loss)		824,824
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	536,890
Forward foreign currency contracts	(807,372)
Assets and liabilities in foreign currencies	2,629
Total change in net unrealized appreciation (depreciation)		(267,853)
Net gain (loss)		556,971
Net increase (decrease) in net assets resulting from operations		$633,672

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	For the period October 10, 2019 (commencement of operations) to December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$76,701	$12,633
Net realized gain (loss)	824,824	(4,112)
Change in net unrealized appreciation (depreciation)	(267,853)	(138,107)
Net increase (decrease) in net assets resulting from operations	633,672	(129,586)
Distributions to shareholders	(69,955)	(26,794)
Share transactions
Proceeds from sales of shares	33,819,184	16,493,001
Reinvestment of distributions	65,111	26,359
Cost of shares redeemed	(4,529,767)	(241,490)
Net increase (decrease) in net assets resulting from share transactions	29,354,528	16,277,870
Total increase (decrease) in net assets	29,918,245	16,121,490
Net Assets
Beginning of period	16,121,490	–
End of period	$46,039,735	$16,121,490
Other Information
Shares
Sold	3,400,718	1,655,309
Issued in reinvestment of distributions	6,544	2,665
Redeemed	(455,874)	(24,395)
Net increase (decrease)	2,951,388	1,633,579

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Bond Index Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.87	$10.00
Income from Investment Operations
Net investment income (loss)B	.025	.010
Net realized and unrealized gain (loss)	.173	(.123)
Total from investment operations	.198	(.113)
Distributions from net investment income	(.028)	(.009)
Distributions from net realized gain	–	(.008)
Total distributions	(.028)	(.017)
Net asset value, end of period	$10.04	$9.87
Total ReturnC	2.01%	(1.13)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.06%F	.06%F
Expenses net of fee waivers, if any	.06%F	.06%F
Expenses net of all reductions	.06%F	.06%F
Net investment income (loss)	.52%F	.45%F
Supplemental Data
Net assets, end of period (000 omitted)	$46,040	$16,121
Portfolio turnover rateG	2%F	3%H

 A For the period October 10, 2019 (commencement of operations) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020

1. Organization.

Fidelity International Bond Index Fund (the Fund) is a non-diversified fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and supranational obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,000,673
Gross unrealized depreciation	(1,413,020)
Net unrealized appreciation (depreciation)	$(412,347)
Tax cost	$44,770,788

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(21,332)

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. A summary of the Fund's derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Bond Index Fund	29,111,286	227,495

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .06% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity International Bond Index Fund	$2

During the period, there were no borrowings on this line of credit.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of approximately 23% of the total outstanding shares of the Fund.

9. Risks of Investing in European Countries.

There continues to be uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Actual	.06%	$1,000.00	$1,020.10	$.30
Hypothetical-C		$1,000.00	$1,024.57	$.30

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

IBI-SANN-0820
1.9896132.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 20, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 20, 2020